As filed with the Securities and Exchange Commission on April 26, 2001
                                                     Registration No. 033-79906
                                                     Registration No. 811-08550


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         Pre-Effective Amendment No.        [ ]
                      Post-Effective Amendment No. 11       [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 12               [X]

                        (Check appropriate box or boxes)
 -------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                           (Exact Name of Registrant)

                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)

                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800
 -------------------------------------------------------------------------------
                                                       Copy to:
    DONALD J. WUEBBLING, ESQ.                          ELISABETH A. DAHL, ESQ.
    400 Broadway                                       Mail Station 32
    Cincinnati, Ohio 45202                             400 Broadway
    (Name and Address of Agent for Service)            Cincinnati, OH  45202


         Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b) of rule 485
     ---
      XX on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
         on (date) pursuant to paragraph (a)(1) of Rule 485
     ---
If appropriate, check the following box:
     --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Touchstone Advisor Variable Annuity Contracts



           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 2
                  TOUCHSTONE ADVISOR VARIABLE ANNUITY CONTRACT
                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(A)

FORM N-4 PART A ITEM NO.                          HEADING IN PROSPECTUS


1.       Cover Page                               Cover Page

2.       Definitions                              Glossary

3.       Synopsis

         (a)         Fee and Expense Tables       Fee and Expense Tables
         (b)         Synopsis                     Summary

4.       Condensed Financial Information
         (a)         Accumulation Unit Values     Accumulation Unit Values, Supplement A
         (b)         Performance Information      Performance Information
         (c)         Financial Statements         Financial Statements

5.       General Description of Registrant, Depositor and
         Portfolio Companies
         (a)         Depositor                    WSLAC and Separate Account 2
         (b)         Registrant                   WSLAC and Separate Account 2
         (c)         Portfolio Company            Information about the Investment Options
         (d)         Prospectus                   Information about the Investment Options
         (e)         Voting                       Voting Rights
         (f)         Administrator                Service Providers

6.       Deductions and Expenses
         (a)         Deductions                   Charges
         (b)         Sales load                   Not Applicable
         (c)         Special purchase plans       Purchasing Your Contract
         (d)         Commissions                  Service Providers
         (e)         Portfolio company expenses   Information about the Investment Options
         (f)         Registrant's expenses        Charges

7.       General Description of Variable Annuity Contracts
         (a)         Rights                       Other Information about Your Contract


                                        1




FORM N-4 PART A ITEM NO.                           HEADING IN PROSPECTUS


         (b)      Allocations, transfers
                  and exchanges                     Purchasing Your Contract, Transferring Your Money
         (c)      Changes in contracts or
                  operations                        Information about the Investment Options
         (d)      Contract owner inquiries          Summary

8.       Annuity Period
         (a)      Level of benefits                 Annuity Income Payment Options
         (b)      Annuity commencement date         Annuity Income Payment Options
         (c)      Annuity payments                  Annuity Income Payment Options
         (d)      Assumed investment return         Not applicable
         (e)      Minimums                          Annuity Income Payment Options
         (f)      Rights to change options or
                  transfer contract value           Annuity Income Payment Options

9.       Death Benefit
         (a)      Death benefit calculation         Guaranteed Death Benefit
         (b)      Forms of benefits                 Guaranteed Death Benefit

10.      Purchases and Contract Value
         (a)      Procedures for purchases          Purchasing Your Contract
         (b)      Accumulation unit values          Accumulation Unit Values, Supplement A
         (c)      Calculation of accumulation
                  unit values                       Valuation of Your Investments
         (d)      Principal underwriter             Service Providers

11.      Redemptions

         (a)      Redemption procedures             Accessing Your Money, Annuity Income Payments Options
         (b)      Texas Optional Retirement
                  Program                           Supplement C
         (c)      Delay                             Accessing Your Money, Other Information about Your
                                                    Contract
         (d)      Lapse                             Other Information about Your Contract
         (e)      Revocation rights                 Purchasing Your Contract


                                        2



FORM N-4 PART A ITEM NO.                         HEADING IN PROSPECTUS


12.      Taxes
         (a)      Tax consequences               Federal Income Tax Information, Supplement B,
                                                 Supplement C
         (b)      Qualified plans                Federal Income Tax Information, Supplement B,
                                                 Supplement C
         (c)      Impact of taxes                Federal Income Tax Information, Supplement B,
                                                 Supplement C

13.      Legal Proceedings                       Not Applicable

14.      Table of Contents for Statement
         of Additional Information               Table of Contents of Statement of Additional Information


FORM N-4 PART B ITEM NO.                           HEADING IN SAI OR PROSPECTUS


15.      Cover Page                                Cover Page (SAI)

16.      Table of Contents                         Table of Contents (SAI)

17.      General Information and History
         (a)         Name change                   Not Applicable
         (b)         Attribution of assets         Not Applicable
         (c)         Control of depositor          WSLAC and Separate Account 1 (Prospectus)

18.      Services
         (a)         Fees, expenses and costs      Not Applicable
         (b)         Management-related services   Service Providers

         (c)         Custodian and independent
                     public accountant             Independent Auditors (SAI)

         (d)         Other custodianship           Not Applicable
         (e)         Affiliated service agents     Not Applicable
         (f)         Depositor as principal
                     underwriter                   Not Applicable
19.      Purchase of Securities Being Offered
         (a)         Manner of offering            Distribution of the Contracts (SAI), Service
                                                   Providers (Prospectus)
         (b)         Sales Load                    Not Applicable

20.      Underwriters                              Distribution of the Contracts (SAI), Service
                                                   Providers (Prospectus)

21.      Calculation of Performance Data           Sub-Account Performance (SAI)

22.      Annuity                                   Fixed Annuity Income Payments (SAI)
         Payments

23.      Financial Statements
         (a)         Registrant                    Financial Statements (SAI)
         (b)         Depositor                     Financial Statements (SAI)


PART C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Post-Effective Amendment to the Registration Statement.

TOUCHSTONE ADVISOR VARIABLE ANNUITY
                                                                      PROSPECTUS
                                                                     May 1, 2001


Western-Southern Life Assurance Company
Separate Account 2

This Prospectus describes the Touchstone Advisor Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Advisor Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.




You tell us how to invest your payments. Your investment options include 21 Sub-Accounts. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:

o AIM V.I. Growth                           o Touchstone Small Cap Value
o AIM V.I. Government Securities            o Touchstone Growth/Value
o Alger American Small Capitalization       o Touchstone Equity
o Alger American Growth                     o Touchstone Enhanced 30
o Deutsche VIT Equity 500 Index             o Touchstone Value Plus
o MFS VIT Emerging Growth                   o Touchstone Growth & Income
o MFS VIT Investors Trust                   o Touchstone Balanced
o PIMCO Long-Term U.S. Government           o Touchstone High Yield
     Bond-Administrative Class              o Touchstone Bond
o Touchstone International Equity           o Touchstone Standby Income
o Touchstone Emerging Growth                o Touchstone Money Market


Each Sub-Account invests in a separately managed Fund.


The Statement of Additional Information dated May 1, 2001 contains more information about the Contract, WSLAC and its Separate Account 2. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 48 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 2, and other information about Separate Account 2. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Contracts are not deposits or obligations of any bank. No bank has guaranteed or endorsed the Contracts. The Contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Investments in variable annuities involve investment risk, including possible loss of principal and earnings.

You should rely only on the information contained in the Contract, the Touchstone Advisor Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

3
  TABLE OF CONTENTS


TABLE OF CONTENTS

                                                               PAGE

Cover Page........................................................   1

Table Of Contents.................................................   3

Glossary..........................................................   4

Fee And Expense Tables............................................   5

Summary...........................................................   8

Purchasing Your Contract..........................................  11

Transferring Your Money...........................................  13

Accessing Your Money..............................................  15

Charges...........................................................  17

Information About The Investment Options..........................  19

Valuation Of Your Investments.....................................  21

Performance Information...........................................  22

Annuity Income Payment Options....................................  23

Guaranteed Death Benefit..........................................  26

WSLAC And Separate Account 2......................................  27

Underwriter.......................................................  28

Voting Rights.....................................................  29

Other Information About Your Contract.............................  30

Federal Income Tax Information....................................  32

Supplement A:  Accumulation Unit Values...........................  38

Supplement B:  Section 401 Plans and Section 403(b) Plans.........  40

Supplement C:  State of  Texas Optional Retirement Program........  45

Table Of Contents For Statement Of Additional Information.........  48



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

4
  GLOSSARY


GLOSSARY

 Accumulation Unit
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account.

 Accumulation Unit Value
--------------------------------------------------------------------------------


  The dollar value of an Accumulation Unit in a Sub-Account.

 Annuitant
--------------------------------------------------------------------------------


  The person whose life is used to determine the amount of any annuity income payments and the length of time for which the payments are made.

 Code
--------------------------------------------------------------------------------
  The Internal Revenue Code of 1986, as amended.


 Contract
--------------------------------------------------------------------------------
  The Touchstone Advisor Variable Annuity Contract, including the application and any amendments, riders or endorsements.


 Contract Date
--------------------------------------------------------------------------------
  The effective date of a Contract. The Contract Date is shown on page 3 of your Contract.


 Contract Value
--------------------------------------------------------------------------------
  The total value of your Contract at any time before or on the Income Date. This represents the sum of the value of your investments in the Sub-Accounts.


 Contract Year
--------------------------------------------------------------------------------
  A year that starts on your Contract Date or the anniversary of your Contract Date.


 Fund
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund that has the same investment objective as the Sub-Account.


 Income Date
--------------------------------------------------------------------------------
  The date on which annuity payments are scheduled to begin.


 Sub-Account
--------------------------------------------------------------------------------
  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.


 Surrender Value
--------------------------------------------------------------------------------
  The Contract Value minus any contract maintenance charge.


 WSLAC, we, our and us
--------------------------------------------------------------------------------
  Western-Southern Life Assurance Company.


 You and your
--------------------------------------------------------------------------------
  The owner of the Contract.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

5
  FEE AND EXPENSE TABLES


FEE AND EXPENSE TABLES

These tables describe the fees and expenses that you may pay directly or indirectly if you purchase a Contract. More complete information about these fees and expenses is located in the discussion about charges on pages 17 and 18.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge (Surrender Charge)        None
-------
(as a percentage of amount surrendered or withdrawn)

Annual Contract Maintenance Charge*                              $35.00

                                               Sub-Account
                                             Annual Expenses
                                           (as a percentage of
                                         average account value

    Mortality and Expense Risk Charges             0.70%
------------------------------------------------------------------
        Contract Administration Charge             0.10%
------------------------------------------------------------------
                                 Total             0.80%
------------------------------------------------------------------




                                  Fund Expenses
                  (as a percentage of average daily net assets
                       and after expense reimbursement)**

                                  Advisor Fee    Other Expenses   Total Expenses
================================================================================

                AIM V.I. Growth         0.61%            0.22%            0.83%
--------------------------------------------------------------------------------
 AIM V.I. Government Securities         0.50%            0.47%            0.97%
--------------------------------------------------------------------------------
                Alger American
           Small Capitalization         0.85%            0.05%            0.90%
--------------------------------------------------------------------------------
          Alger American Growth         0.75%            0.04%            0.79%
--------------------------------------------------------------------------------
  Deutsche VIT Equity 500 Index         0.20%            0.10%            0.30%
--------------------------------------------------------------------------------
        MFS VIT Emerging Growth         0.75%            0.10%            0.85%
--------------------------------------------------------------------------------
     MFS VIT Investors Trust***         0.75%            0.12%            0.87%
--------------------------------------------------------------------------------
               PIMCO Long-Term
           U.S. Government Bond         0.40%            0.25%            0.65%
--------------------------------------------------------------------------------
Touchstone International Equity         0.95%            0.30%            1.25%
--------------------------------------------------------------------------------
     Touchstone Emerging Growth         0.80%            0.32%            1.12%
--------------------------------------------------------------------------------
     Touchstone Small Cap Value         0.80%            0.20%            1.00%
--------------------------------------------------------------------------------
        Touchstone Growth/Value         1.00%            0.10%            1.10%
--------------------------------------------------------------------------------
              Touchstone Equity         0.75%            0.20%            0.95%
--------------------------------------------------------------------------------
         Touchstone Enhanced 30         0.65%            0.10%            0.75%
--------------------------------------------------------------------------------
          Touchstone Value Plus         0.75%            0.40%            1.15%
--------------------------------------------------------------------------------
     Touchstone Growth & Income         0.80%            0.05%            0.85%
--------------------------------------------------------------------------------
            Touchstone Balanced         0.80%            0.12%            0.92%
--------------------------------------------------------------------------------
          Touchstone High Yield         0.60%            0.20%            0.80%
--------------------------------------------------------------------------------
                Touchstone Bond         0.55%            0.20%            0.75%
--------------------------------------------------------------------------------
      Touchstone Standby Income         0.25%            0.25%            0.50%
--------------------------------------------------------------------------------
        Touchstone Money Market         0.50%            0.10%            0.60%
--------------------------------------------------------------------------------


* In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.

** Expenses shown are for the 12-month period ended December 31, 2000. Since the Touchstone Growth/Value, Equity and Money Market Funds commenced operations in 2001, expenses for these Funds in this table and the following table are based on estimates.

*** Formerly called "MFS VIT Growth with Income".



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

6
  FEE AND EXPENSE TABLES



The "Total Expenses" column in this table represents the expenses paid by the Funds, not necessarily the expenses incurred by the Funds. The advisors or custodians for some of the Funds have agreed to waive or reimburse certain fees and expenses incurred by those Funds. The Fund prospectuses delivered with this prospectus contain more information regarding waivers and reimbursements of Fund fees and expenses.

If these advisors and custodians did not agree to waive or reimburse certain fees and expenses of the respective Funds, the total expenses of each of those Funds would be higher as indicated in the table that follows. If the Fund is not the subject of an agreement to waive or reimburse fees or expenses, or if in fact no fees or expenses were waived or reimbursed for this period, the "Total Expenses" column in this table will be the same as the "Total Expenses" column in the preceding table.





                                            Total Expenses
                                         (Before reimbursement)

                       AIM V.I. GROWTH                  0.83%
----------------------------------------------------------------------
        AIM V.I. GOVERNMENT SECURITIES                  0.97%
----------------------------------------------------------------------
   ALGER AMERICAN SMALL CAPITALIZATION                  0.90%
----------------------------------------------------------------------
                 ALGER AMERICAN GROWTH                  0.79%
----------------------------------------------------------------------
         DEUTSCHE VIT EQUITY 500 INDEX                  0.34%
----------------------------------------------------------------------
               MFS VIT EMERGING GROWTH                  0.85%
----------------------------------------------------------------------
               MFS VIT INVESTORS TRUST                  0.87%
----------------------------------------------------------------------
  PIMCO LONG-TERM U.S. GOVERNMENT BOND                  0.65%
----------------------------------------------------------------------
       TOUCHSTONE INTERNATIONAL EQUITY                  1.74%
----------------------------------------------------------------------
            TOUCHSTONE EMERGING GROWTH                  1.32%
----------------------------------------------------------------------
            TOUCHSTONE SMALL CAP VALUE                  1.85%
----------------------------------------------------------------------
               TOUCHSTONE GROWTH/VALUE                  1.66%*
----------------------------------------------------------------------
                     TOUCHSTONE EQUITY                  1.31%*
----------------------------------------------------------------------
                TOUCHSTONE ENHANCED 30                  1.67%
----------------------------------------------------------------------
                 TOUCHSTONE VALUE PLUS                  2.16%
----------------------------------------------------------------------
            TOUCHSTONE GROWTH & INCOME                  1.29%
----------------------------------------------------------------------
                   TOUCHSTONE BALANCED                  1.39%
----------------------------------------------------------------------
                 TOUCHSTONE HIGH YIELD                  1.50%
----------------------------------------------------------------------
                       TOUCHSTONE BOND                  1.09%
----------------------------------------------------------------------
             TOUCHSTONE STANDBY INCOME                  0.87%
----------------------------------------------------------------------
               TOUCHSTONE MONEY MARKET                  1.13%*
----------------------------------------------------------------------

                                                         * Ratios are estimated.



Examples

These examples should help you compare the cost of purchasing a Contract with the cost of purchasing other variable annuity contracts.

The examples assume that you invest $1,000 in each Sub-Account, your investment has a 5% return each year, before deduction of Contract fees and charges, and the Fund's total expenses are the same as shown on the previous page in the column entitled "Total Expenses" in the "Fund Expenses" table. For purposes of the examples the Contract Maintenance Charge is reflected as a charge of $1.39 per $1,000, and the Sub-Account Annual Expenses are as shown on the previous page. Your actual costs may be higher or lower than the costs shown in the examples.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

7


  FEE AND EXPENSE TABLES

Example 1      This example assumes that you surrender your Contract at the end of the applicable time period.

                                           1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                          $18       $56       $ 96     $208
   AIM V.I. Government Securities           $20       $60       $103     $224
   Alger American Small Capitalization      $19       $58       $100     $216
   Alger American Growth                    $18       $55       $ 94     $204
   Deutsche VIT Equity 500 Index            $13       $39       $ 68     $149
   MFS VIT Emerging Growth                  $18       $56       $ 97     $211
   MFS VIT Investors Trust                  $19       $57       $ 98     $213
   PIMCO Long-Term U.S. Government Bond     $16       $50       $ 86     $188
   Touchstone International Equity          $22       $69       $118     $254
   Touchstone Emerging Growth               $21       $65       $111     $240
   Touchstone Small Cap Value               $20       $61       $105     $227
   Touchstone Growth/Value                  $21       $64       $110     $238
   Touchstone Equity                        $19       $60       $102     $221
   Touchstone Enhanced 30                   $17       $53       $ 92     $199
   Touchstone Value Plus                    $21       $66       $113     $243
   Touchstone Growth & Income               $18       $56       $ 97     $211
   Touchstone Balanced                      $19       $59       $101     $218
   Touchstone High Yield                    $18       $55       $ 94     $205
   Touchstone Bond                          $17       $53       $ 92     $199
   Touchstone Standby Income                $15       $45       $ 78     $172
   Touchstone Money Market                  $16       $49       $ 84     $183



Example 2      This example assumes that you annuitize your Contract at the end of the applicable time period and choose at least a 5-year payout period

                                           1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                          $18       $56       $ 96     $208
   AIM V.I. Government Securities           $20       $60       $103     $224
   Alger American Small Capitalization      $19       $58       $100     $216
   Alger American Growth                    $18       $55       $ 94     $204
   Deutsche VIT Equity 500 Index            $13       $39       $ 68     $149
   MFS VIT Emerging Growth                  $18       $56       $ 97     $211
   MFS VIT Investors Trust                  $19       $57       $ 98     $213
   PIMCO Long-Term U.S. Government Bond     $16       $50       $ 86     $188
   Touchstone International Equity          $22       $69       $118     $254
   Touchstone Emerging Growth               $21       $65       $111     $240
   Touchstone Small Cap Value               $20       $61       $105     $227
   Touchstone Growth/Value                  $21       $64       $110     $238
   Touchstone Equity                        $19       $60       $102     $221
   Touchstone Enhanced 30                   $17       $53       $ 92     $199
   Touchstone Value Plus                    $21       $66       $113     $243
   Touchstone Growth & Income               $18       $56       $ 97     $211
   Touchstone Balanced                      $19       $59       $101     $218
   Touchstone High Yield                    $18       $55       $ 94     $205
   Touchstone Bond                          $17       $53       $ 92     $199
   Touchstone Standby Income                $15       $45       $ 78     $172
   Touchstone Money Market                  $16       $49       $ 84     $183


Example 3      This example assumes that you do not surrender your Contract.


                                           1 Year   3 Years    5 Years 10 Years

   AIM V.I. Growth                          $18       $56       $ 96     $208
   AIM V.I. Government Securities           $20       $60       $103     $224
   Alger American Small Capitalization      $19       $58       $100     $216
   Alger American Growth                    $18       $55       $ 94     $204
   Deutsche VIT Equity 500 Index            $13       $39       $ 68     $149
   MFS VIT Emerging Growth                  $18       $56       $ 97     $211
   MFS VIT Investors Trust                  $19       $57       $ 98     $213
   PIMCO Long-Term U.S. Government Bond     $16       $50       $ 86     $188
   Touchstone International Equity          $22       $69       $118     $254
   Touchstone Emerging Growth               $21       $65       $111     $240
   Touchstone Small Cap Value               $20       $61       $105     $227
   Touchstone Growth/Value                  $21       $64       $110     $238
   Touchstone Equity                        $19       $60       $102     $221
   Touchstone Enhanced 30                   $17       $53       $ 92     $199
   Touchstone Value Plus                    $21       $66       $113     $243
   Touchstone Growth & Income               $18       $56       $ 97     $211
   Touchstone Balanced                      $19       $59       $101     $218
   Touchstone High Yield                    $18       $55       $ 94     $205
   Touchstone Bond                          $17       $53       $ 92     $199
   Touchstone Standby Income                $15       $45       $ 78     $172
   Touchstone Money Market                  $16       $49       $ 84     $183




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

8
  SUMMARY


SUMMARY

This summary highlights some basic information about the Touchstone Advisor Variable Annuity Contract. More information about the Contract is located on pages 11 through 31 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


How the Contract Works

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment plans.

The Contract also provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance.


Who Should Purchase the Contract

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.


Purchasing a Contract

You can purchase a Contract for $5,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


Selecting Your Investment Options

You can allocate your purchase payments among the following investment options, called Sub-Accounts.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

9
  SUMMARY



Sub-Accounts

Depending on market conditions, you can make or lose money in any Sub-Account.

   o AIM V.I. Growth                          o Touchstone Growth/Value
   o AIM V.I.Government Securities            o Touchstone Equity
   o Alger American Small Capitalization      o Touchstone Enhanced 30
   o Alger American Growth                    o Touchstone Value Plus
   o Deutsche VIT Equity 500 Index            o Touchstone Growth & Income
   o MFS VIT Emerging Growth                  o Touchstone Balanced
   o MFS VIT Investors Trust                  o Touchstone High Yield
   o PIMCO Long-Term U.S. Government Bond     o Touchstone Bond
   o Touchstone International Equity          o Touchstone Standby Income
   o Touchstone Emerging Growth               o Touchstone Money Market
   o Touchstone Small Cap Value



Transferring Among Investment Options

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year.


Accessing Your Money

You can access your money at any time during the accumulation phase. The minimum withdrawal is $250.

You may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.



Charges and Fees

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other charges are deducted at an annual rate of no more than 0.80% of your Contract Value. Also, you indirectly pay investment advisory fees and fund expenses.



10-Day Review Period

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

10
  SUMMARY


Additional Information

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).


Accumulation Unit Values

The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2001 are shown in Supplement A on pages 38 and 39.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

11
  PURCHASING YOUR CONTRACT


PURCHASING YOUR CONTRACT


To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

Minimumand Maximum Purchase Payments

     o    You can purchase a Contract for $5,000 or more.

     o    A purchase of over $500,000 may be made with our prior approval.

     o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plans), for $1,000 or more.

     o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $1,000, and may not exceed $500,000 without our prior approval.


10-Day Review Period

You have 10 days to review your Contract after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Contract, you can cancel it during the free look period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.


Investment Options

You decide how to allocate your purchase payments by selecting from the following investment options, called Sub-Accounts.

   o AIM V.I. Growth                           o Touchstone Growth/Value
   o AIM V.I.Government Securities             o Touchstone Equity
   o Alger American Small Capitalization       o Touchstone Enhanced 30
   o Alger American Growth                     o Touchstone Value Plus
   o Deutsche VIT Equity 500 Index             o Touchstone Growth & Income
   o MFS VIT Emerging Growth                   o Touchstone Balanced
   o MFS VIT Investors Trust                   o Touchstone High Yield
   o PIMCO Long-Term U.S. Government Bond      o Touchstone Bond
   o Touchstone International Equity           o Touchstone Standby Income
   o Touchstone Emerging Growth                o Touchstone Money Market
   o Touchstone Small Cap Value



Allocation of Purchase Payments

Your instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by contacting us either by phone or in writing. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

12
  PURCHASING YOUR CONTRACT

The following guidelines apply to the allocation of your purchase payments:

     o Allocate at least 1% of your initial purchase payment to each investment option you choose.

     o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.

     o    Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future purchase payments over the phone by following these steps:

Step 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

Step 3. Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your allocation instructions


[SIDEBAR TEXT]
  ***You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

13
  TRANSFERRING YOUR MONEY


TRANSFERRING YOUR MONEY

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

     o    Each transfer must be at least $250.

     o The allocation to each investment option must be at least 1% of the total transfer amount.

     o    You can transfer money among the Sub-Accounts once every 30 days.

Transfers by Phone. You can transfer your money over the phone by following these steps:

Step 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

Step 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

Step 3.  Give the representative the following information:

     o    Your Social Security number

     o Your Contract number or other precise information that identifies your Contract

o Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

     o Your Contract number or other precise information that identifies your Contract

     o    Your transfer instructions


Third Party Authorization

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact us at the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.


Touchstone's Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

14
  TRANSFERRING YOUR MONEY


Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Standby Income Sub-Account or the Touchstone Money Market Sub-Account (may not be available in all states) to other Sub-Accounts. You can make the following transfers:

     o    A specific dollar amount

     o A specific percentage of your money in the Touchstone Standby Income Sub-Account or Touchstone Money Market Sub-Account (or a pro rata portion until source of funds is depleted)

     o Earnings in the Touchstone Standby Income Sub-Account or Touchstone Money Market Sub-Account


You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

     o    Your Contract Value must be at least $10,000.


     o    Dollar cost averaging transfers must continue for at least 12 months.

     o    Each transfer must be at least $1,000.

     o The allocation to each Sub-Account must be at least 1% of the transfer amount.


To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if: we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.



Touchstone's Automatic Rebalancing Program

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.




[SIDEBAR TEXT]
  ***DOLLAR COST AVERAGING
--------------------------------------------------------------------------------
  Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

15
  ACCESSING YOUR MONEY


ACCESSING YOUR MONEY

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.


Partial Withdrawals

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

     o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.

     o    Each withdrawal must be at least $250.

     o If your Contract Value is reduced below $5,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.


Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

You can discontinue your systematic withdrawals at any time by sending written instructions to us.


Canceling Your Contract

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Service Center at 800.669.2796 (press 2).

The Surrender Value will equal the Contract Value, less any applicable contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

16
  ACCESSING YOUR MONEY


Penalty Taxes

If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 591 1/42, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 34.


Processing Withdrawals

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, if you have 25% of your money in the Touchstone International Equity Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone International Equity Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

     o The New York Stock Exchange is closed on a day that it normally would be open.

     o    Trading on the New York Stock Exchange is restricted.

     o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.

     o The SEC permits us to postpone payments from the Sub-Accounts for your protection.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

17
  CHARGES


CHARGES


Administrative Charges

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.



                       Contract Maintenance           Contract Administration
                              Charge                          Charge
========================================================================

                     o On the anniversary of your   o On each day the New
                       Contract Date each year        York Stock Exchange
                       until annuity payments         is open for trading.
                       begin.
                     o The date we start annuity
                       payments.
                     o The date you completely
                       surrender your Contract.
   WHEN CHARGED?
================================================================================

                     o $35 each year                 o The effective annual rate
                                                       of the charge is 0.10%.
HOW MUCH CHARGED?
================================================================================

                     o We reduce your Contract       o We deduct this charge
                       Value. The number of            from the Accumulation
                       Accumulation Units you          Unit Value of each Sub-
                       own in each Sub-Account         Account.
                       is reduced.
     HOW CHARGED?
================================================================================


If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.


Mortality and Expense Risk Charges

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. The effective annual rate of these charges is 0.70%, which includes 0.50% for assuming mortality risk and 0.20% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.

Premium Taxes
Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

18
  CHARGES

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times when:

     o    We pay the premium tax.

     o    You surrender or withdraw money from your Contract.

     o    The death benefit is paid.

     o    Annuity payments begin.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

19
  INFORMATION ABOUT THE  INVESTMENT OPTIONS


INFORMATION ABOUT THE INVESTMENT OPTIONS


The Sub-Accounts and the Funds

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:




                                       Investment Objective                             Advisors/Sub-Advisors

                              The Fund seeks to provide growth of capital.     A I M Advisors, Inc.
           AIM V.I. Growth
==========================================================================================================================

                  AIM V.I.    The Fund seeks to achieve a high level of
                Government    current income consistent with reasonable
                Securities    concern for safety of principal.                 A I M Advisors, Inc.
==========================================================================================================================

            Alger American    The Fund seeks to provide long-term
      Small Capitalization    capital appreciation.                            Fred Alger Management, Inc.
==========================================================================================================================

                     Alger    The Fund seeks to provide long-term
           American Growth    capital appreciation.                            Fred Alger Management, Inc.
==========================================================================================================================

              DEUTSCHE VIT    The Fund seeks to match the
          EQUITY 500 INDEX    performance of the S&P 500.                      Deutsche Asset Management, Inc.
==========================================================================================================================

                   MFS VIT    The Fund seeks to provide long-term              Massachusetts Financial
           Emerging Growth    growth of capital.                               Services Company
==========================================================================================================================

                              The Fund's objective is to seek long- term growth
                              of capital with a secondary objective to seek
                              reasonable current
                  MFS VIT     income. This Fund was formerly called            Massachusetts Financial
          Investors Trust     "MFS VIT Growth with Income".                    Services Company
==========================================================================================================================

                    PIMCO     The Fund seeks to maximize total
            Long-Term U.S.    return, consistent with the
          Government Bond-    preservation of capital and                      Pacific Investment
     Administrative Class     prudent investment management.                   Management Company
==========================================================================================================================

                Touchstone    The Fund seeks to increase the value of
      International Equity    Fund shares over the long-term.                  Credit Suisse Asset Management*
==========================================================================================================================

                                                                               TCW Investment
                              The Fund seeks to increase the value of          Management Company*
                Touchstone    its shares as a primary goal and to earn         Westfield Capital Management
           Emerging Growth    income as a secondary goal.                      Company, Inc.*
==========================================================================================================================

                Touchstone    The Fund seeks long-term growth
           Small Cap Value    of capital.                                      Todd Investment Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks long-term capital appreciation
                              primarily through equity investments in companies
                              whose
                Touchstone    valuation may not reflect the prospects for
              Growth/Value    accelerated earnings/cash flow growth.           Mastrapasqua & Associates, Inc.*
==========================================================================================================================

                              The Fund seeks long-term growth of
                              capital by investing primarily in                Fort Washington Investment
         Touchstone Equity    growth-oriented stocks.                          Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks to achieve a total
                              return that is higher than the total
                Touchstone    return of the Dow Jones Industrial
               Enhanced 30    Average (DJIA).                                  Todd Investment Advisors, Inc.*
==========================================================================================================================



*Sub-Advisors to Touchstone Advisors, Inc.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

20
  INFORMATION ABOUT THE  INVESTMENT OPTIONS



                                       Investment Objective                             Advisors/Sub-Advisors

                Touchstone    The Fund seeks to increase the value of          Fort Washington Investment
                Value Plus    its shares over the long-term.                   Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks to increase the value of
                Touchstone    Fund shares over the long-term, while
           Growth & Income    receiving dividend income.                       Zurich Scudder Investments, Inc.*
==========================================================================================================================

                Touchstone    The Fund seeks to achieve both an increase
                  Balanced    in share price and current income.               OpCap Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks to achieve a high level of
                Touchstone    current income as its main goal with             Fort Washington Investment
                High Yield    capital appreciation as a secondary goal.        Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks to provide a high level of
                              current income as is consistent with the         Fort Washington Investment
           Touchstone Bond    preservation of capital.                         Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks to provide a higher level of
                              current income than a money market fund, while
                              also seeking to prevent large fluctuations in the
                              value of the investment made by a separate
                              account. The Fund
                Touchstone    does not try to keep a constant $1.00            Fort Washington Investment
            Standby Income    per share net asset value.                       Advisors, Inc.*
==========================================================================================================================

                              The Fund seeks high current income consistent with
                              liquidity and stability of principal. The Fund is
                              a money market fund and tries to maintain a
                              constant share price of $1.00 per share. As with
                              any money market fund, there is no guarantee that
                              the Fund will achieve its
                Touchstone    goal or will maintain a constant share           Fort Washington Investment
              Money Market    price of $1.00 per share.                        Advisors, Inc.*
==========================================================================================================================



                            *Sub-Advisors to Touchstone Advisors, Inc.


                            More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.



Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

21
  VALUATION OF YOUR INVESTMENTS


VALUATION OF YOUR INVESTMENTS

Sub-Accounts
The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

     o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund

     o    Any dividend or distributions paid by the corresponding Fund

     o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account

     o    The mortality and expense risk charge

     o    The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.



[SIDEBAR TEXT]
  ***ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.


[SIDEBAR TEXT]
  ***ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

22
  PERFORMANCE INFORMATION


PERFORMANCE INFORMATION

We may include performance information for the Sub-Accounts in advertisements, sales literature and reports to Contract owners. This performance information will be based on historical performance. It is not intended to predict the future performance of a Sub-Account.


Standardized Performance Information

We usually advertise average annual total return. Average annual total return represents the average compounded rate of return on a hypothetical initial investment of $1,000. It is calculated by comparing the hypothetical $1,000 investment in a Sub-Account to the hypothetical surrender value of the investment at the end of a period. The periods that we normally include are 1 year, 5 year and 10 year periods. If a Contract has not been available for the complete period, we include the period for which it was available.

Average annual total return reflects historical investment results and expenses of the Sub-Account for a specific period. It does not include any deductions for premium taxes.


Non-Standardized Performance Information

We may use other performance information, such as cumulative total return and total return for other periods of time. We may compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Accounts published by nationally recognized ranking services or by nationally recognized financial publications.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

23
  ANNUITY INCOME PAYMENT OPTIONS



ANNUITY INCOME PAYMENT OPTIONS

Annuity Phase
During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.



Determining the Income Date

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.


Choosing the Payee

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive any remaining annuity income payments unless you select another payee.


Determining the Payment Amount

Annuity income payment amounts are based on your Contract Value on the Income Date and the payment option you choose.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.


Choosing the Frequency

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

24
  ANNUITY INCOME PAYMENT OPTIONS


Choosing the Payment Option
You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment plan, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.




                   Overview of Annuity Income Payment Options
================================================================================

INSTALLMENT INCOME OPTION 1A     Fixed Period -- you select the number of years.
--------------------------------------------------------------------------------

                                 Fixed Amount -- you select the amount
INSTALLMENT INCOME OPTION 1B     of the monthly payment.
--------------------------------------------------------------------------------

                                 One Life -- we make payments as long
       LIFE INCOME OPTION 2A     as the Annuitant lives.
--------------------------------------------------------------------------------

                                 Joint and Survivor -- we make
                                 payments as long as either the
                                 Annuitant or another designated
       LIFE INCOME OPTION 2B     person lives.
-----------------------------------------------------------------------

                                 Life with Guaranteed Period -- we
                                 make guaranteed payments for 10 or 20
                                 years and as long as the Annuitant
       LIFE INCOME OPTION 2C     lives.
-----------------------------------------------------------------------




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

25
  ANNUITY INCOME PAYMENT OPTIONS



                         Annuity Income Payment Options
===============================================================================================================

                              Fixed Period
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract and the number of years in
                              the payment period. The monthly payments will
                              remain the same throughout the payment period.
       Installment Income     Payment Period:  You select the number of years, but no more than 30.
                Option 1A     Option to Request Lump Sum Payment:  Available at any time.
---------------------------------------------------------------------------------------------------------------

                              Fixed Amount
                              Monthly Payment Amount:  You select the amount, which must be at least $5 for each $1,000 of SurrenderValue. For example, if your SurrenderValue is
                              $60,000, the minimum monthly payment amount is $300 ($5 x 60).The monthly payments will remain the same throughout the payment period.
                              Payment Period:  Payments are made until the entire amount, including interest,
       Installment Income     is paid. All payments must be made in 30 years or less.
                Option 1B     Option to Request Lump Sum Payment:  Available at any time.
---------------------------------------------------------------------------------------------------------------

                              One Life
                              Monthly Payment Amount: Based on the Surrender
                              Value of your Contract and the age and gender of
                              the Annuitant on the date of the first payment.The
                              monthly payments will remain the same throughout
                              the payment period. Payment Period: We make
                              payments for as long as the Annuitant lives. When
                              the Annuitant dies we stop payments even if only
                              one payment was made.
             Life Income      Option to Request Lump Sum Payment:  Not available after the first payment
               Option 2A      is made.
---------------------------------------------------------------------------------------------------------------

                              Joint and Survivor
                              Monthly Payment Amount: Based on the
                              SurrenderValue of your Contract and the age and
                              gender of the Annuitant and another designated
                              person on the date of the first payment.The
                              monthly payments will remain the same throughout
                              the payment period.
                              Payment Period: Based on the lifetimes of the
                              Annuitant and another designated person. Payments
                              continue as long as either person is living. If
                              either person dies before the first payment, we
                              make annuity payments during the survivor's
                              lifetime under Life Income Option 2C guaranteed
                              for 10 years.
              Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
                Option 2B     is made.
---------------------------------------------------------------------------------------------------------------

                              Life with Guaranteed Period
                              Monthly Payment Amount: Based on the
                              SurrenderValue of your Contract, the age and
                              gender of the Annuitant on the date of the first
                              payment and the number of years chosen for
                              guaranteed payments. The monthly payments will
                              remain the same throughout the payment period.
                              Payment Period: You select 10 or 20 years as the
                              guaranteed period. We make payments for as long as
                              the Annuitant lives even if the Annuitant lives
                              longer than the selected period. For example, if
                              you select a 10-year guaranteed payment period and
                              the Annuitant lives for 12 years, we make payments
                              for 12 years.
              Life Income     Option to Request Lump Sum Payment:  Not available after the first payment
                Option 2C     is made.
---------------------------------------------------------------------------------------------------------------




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

26
  GUARANTEED DEATH BENEFIT


GUARANTEED DEATH BENEFIT

If the Annuitant dies before the Income Date, we will pay a guaranteed death benefit instead of annuity payments.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:


Annuitant dies before annuity payments begin, before the first day of the calander month after the Annuitant's 80th birthday.
=============================================================================

  The death benefit amount will equal the greater of the following 2 amounts:

     o The Contract Value on the date we receive proof of death of the Annuitant and payment instructions for the beneficiary

     o    The sum of all purchase payments minus any amounts withdrawn


Annuitant dies before annuity payments begin but on or after the first day of the calander month afte the Annuitant's 80th birthday.
=============================================================================

  The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.


Annuitant dies after annuity income payments begin.
================================================================================

  Any remaining benefits will be paid based on the annuity income payment option in effect.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

27
  WSLAC AND SEPARATE ACCOUNT 2


WSLAC AND SEPARATE ACCOUNT 2



WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.



Separate Account 2

WSLAC established Separate Account 2 (SA2) under Ohio law on June 1, 1994. SA2 supports the Contracts and certain other variable annuity contracts that it issues. SA2 is registered with the SEC as a unit investment trust. We may operate SA2 as a management investment company or any other form permitted by law. We may also deregister SA2 if registration with the SEC is no longer required.


SA2 currently offers 21 Sub-Account options to purchasers of the Contracts. SA2 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA2 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.


WSLAC owns SA2's assets but it separates SA2's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA2's assets. We hold SA2's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by SA2. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

28
  UNDERWRITER


UNDERWRITER


Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.


Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

29
  VOTING RIGHTS


VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of the Fund's shareholders. WSLAC, on behalf of SA2, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account.

If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. Your voting instructions will apply to a specific number of Fund shares. We will calculate this number by determining the percentage of a Sub-Account that you own and applying this percentage to the total number of Fund shares that the Sub-Account owns.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

30
  OTHER INFORMATION ABOUT YOUR CONTRACT


OTHER INFORMATION ABOUT YOUR CONTRACT


Rely on your Contract

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.


Confirmations and Statements

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.


Processing Guidelines

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your application and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.


Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. In the future we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


Misstatement of Age or Gender

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

31
  OTHER INFORMATION ABOUT YOUR CONTRACT


Assignment

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.


Loans

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.


No Dividends

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.



Financial Statements
and Additional Contract Information

Financial statements of WSLAC and SA2 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is included on page 48. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-79906. The Registration Number for Separate Account 2 is 811-08550.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

32
  FEDERAL INCOME TAX INFORMATION


FEDERAL INCOME TAX INFORMATION

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. You should consult your own tax advisor before you purchase a Contract. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

     o    WSLAC's tax status

     o    The tax status of the Contract

     o    Your tax status

     o    The tax status of your beneficiary

     o    The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effects of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract, or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan, "you" are the plan participant for whose benefit the Contract is purchased.


Tax Status of WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA2 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA2 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

Tax Status of the Contract
We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions which follow entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

33
  FEDERAL INCOME TAX INFORMATION


Tax Treatment of Non-Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal tax purposes).

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of the Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.


Tax Treatment of Purchase Payments

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.


Tax Treatment of Withdrawals,
Surrenders and Distributions

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.


Tax Treatment of Partial Withdrawals and Surrenders

Partial Withdrawals. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.



[SIDEBAR TEXT]
  ***The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

34
  FEDERAL INCOME TAX INFORMATION

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

Surrenders. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.


Tax Treatment of Annuity Payments


If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.


The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under the Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.


Penalty Tax on Distributions

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2


     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

35
  FEDERAL INCOME TAX INFORMATION


     o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract

     o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982

     o A distribution that is paid as an immediate annuity within the meaning of Section 72(u)(4) of the Code, which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period


Tax Treatment of Assignments

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.


Required Distributions

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within five years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your designated beneficiary under the Contract is your surviving spouse. If your spouse is your beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).


Withholding

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

36
  FEDERAL INCOME TAX INFORMATION


Multiple Non-Qualified Contracts

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


Tax Treatment of Qualified Contracts

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it.

When you make a withdrawal from your Qualified Contract, surrender it or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).


Types of Qualified Contracts

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

     o Traditional IRAs (individual retirement annuities under Section 408 of the Code)

     o Roth IRAs (individual retirement annuities under Section 408A of the Code)

     o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)

     o Section 403(b) plans (tax sheltered annuities under Section 403(b) of the Code)

     o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)

     o    SEPs (simplified Employee Pension Plans under Section 408(k) of the
          Code)

     o SIMPLE IRAs (Savings Incentive Match Plans for Employees under Section 408(p) of the Code)

     o    Texas ORP Plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

37
  FEDERAL INCOME TAX INFORMATION


Limitations Imposed by the Code or the Qualified Plan

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

     o    Amounts of allowable contributions

     o    Form, manner and timing of distributions

     o    Vesting and nonforfeitability of interests

     o Nondiscrimination in eligibility, participation, contributions and benefits

     o    Tax treatment of distributions, withdrawals and surrenders

     o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan

     o    Receipt and taxation of loans


A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.


Tax Consequences of Participating in a Qualified Plan

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

Traditional and Roth IRAs. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

Section 401 Plans and Section 403(b) Plans. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Texas Optional Retirement Program. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus regarding this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

Other Qualified Plans. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation plan, SEP or a SIMPLE IRA plan.


[SIDEBAR TEXT]
  ***The tax rules regarding Qualified Plans are complex, change frequently and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

38
  SUPPLEMENT A


SUPPLEMENT A


Accumulation Unit Values

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 21 in this Prospectus.




                 Years Ended    Unit Value at    Unit Value at  Number of Units
                 December 31  Beginning of Year   End of Year    at End of Year
================================================================================

                        1999*    10.000000         12.428992         1,333
     AIM V.I. Growth    2000     12.428992          9.804412        10,833
------------------------------------------------------------------------------

AIM V.I. Government     1999*    10.000000          9.961900            10
          Securities    2000      9.961900         10.883817         1,398
------------------------------------------------------------------------------

      Alger American    1999*    10.000000         13.691747           122
Small Capitalization    2000     13.691747          9.889185           680
------------------------------------------------------------------------------

      Alger American    1999*    10.000000         12.091425         2,196
              Growth    2000     12.091425         10.223506         2,767
------------------------------------------------------------------------------

        Deutsche VIT
    Equity 500 Index    2000**   10.000000          9.336721         1,809
------------------------------------------------------------------------------

             MFS VIT    1999*    10.000000         16.464071         2,424
     Emerging Growth    2000     16.464071         13.131591         7,652
------------------------------------------------------------------------------

            MFS VIT     1999*    10.000000         10.333414         1,656
     Investors Trust    2000     10.333414         10.236745         3,872
------------------------------------------------------------------------------

     PIMCO Long-Term
     U.S. Government    1999*    10.000000          9.674687           410
                Bond    2000      9.674687         11.635800         2,857
------------------------------------------------------------------------------

                        1995***  10.000000         11.282669         2,158
                        1996     11.282669         12.475967         4,538
                        1997     12.475967         14.203413        10,507
                        1998     14.203413         16.937997         9,524
          Touchstone    1999     16.937997         22.932973         6,524
International Equity    2000     22.932973         18.444338         8,068
------------------------------------------------------------------------------

                        1995***  10.000000         11.741102         2,008
                        1996     11.741102         12.947664         4,066
                        1997     12.947664         17.169847        15,058
                        1998     17.169847         17.592298         9,749
          Touchstone    1999     17.592298         25.612124         5,913
     Emerging Growth    2000     25.612124         32.936234         6,760
------------------------------------------------------------------------------

          Touchstone    1999*    10.000000         11.524077         1,398
     Small Cap Value    2000     11.524077          9.178111         2,671
------------------------------------------------------------------------------

          Touchstone    1999*    10.000000         10.685289         1,466
         Enhanced 30    2000     10.685289         10.287810           499
------------------------------------------------------------------------------



[SIDEBAR TEXT]
  ***ACCUMULATION UNIT
--------------------------------------------------------------------------------
  A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.


[SIDEBAR TEXT]
  ***ACCUMULATION UNIT VALUE
--------------------------------------------------------------------------------
  The dollar value of an Accumulation Unit in a Sub-Account.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

39
  SUPPLEMENT A


                 Years Ended    Unit Value at    Unit Value at  Number of Units
                 December 31  Beginning of Year   End of Year    at End of Year
================================================================================

                     1998****     10.000000         10.156803            10
     Touchstone      1999         10.156803         11.589395         1,646
     Value Plus      2000         11.589395         11.801911         3,617
--------------------------------------------------------------------------------

                     1995***      10.000000         12.533949         2,623
                     1996         12.533949         14.291347         4,690
                     1997         14.291347         16.995828        15,766
                     1998         16.995828         18.117147        13,132
     Touchstone      1999         18.117147         18.420552        10,897
Growth & Income      2000         18.420552         20.497166         7,438
--------------------------------------------------------------------------------

                     1995***      10.000000         12.018023         1,771
                     1996         12.018023         13.922266         3,958
                     1997         13.922266         16.382306        10,276
                     1998         16.382306         17.135699        10,009
     Touchstone      1999         17.135699         18.634709         6,555
       Balanced      2000         18.634709         20.838110         5,657
--------------------------------------------------------------------------------

     Touchstone      1999*        10.000000          9.217403           626
     High Yield      2000          9.217403          9.082068         1,491
--------------------------------------------------------------------------------

                     1995***     10.000000          11.309517         1,615
                     1996         11.309517         11.505592         2,904
                     1997         11.505592         12.322051         7,005
                     1998         12.322051         13.227693         8,263
                     1999         13.227693         12.954294         5,330
Touchstone Bond      2000         12.954294         14.034819         5,467
--------------------------------------------------------------------------------

                     1995***      10.000000         10.364840         1,059
                     1996         10.364840         10.819908        19,762
                     1997         10.819908         11.314893        11,233
                     1998         11.314893         11.867636        39,354
     Touchstone      1999         11.867636         12.345235         6,967
 Standby Income      2000         12.345235         13.016262        10,338
--------------------------------------------------------------------------------


* Sub-Account operations began on May 14, 1999

** Sub-Account operations began on May 3, 2000

*** Sub-Account operations began on February 23, 1995

**** Sub-Account operations began on May 1, 1998




                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

40
  SUPPLEMENT B


SUPPLEMENT B


Federal Income Tax Information
Section 401 Plans and Section 403(b) Plans

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.


Tax Treatment of Contributions

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.


Tax Treatment of Distributions

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with Section 401 or Section 403(b) plans generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

Special Tax Treatment for Lump Sum Distributions from a Section 401 Plan. If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.


[SIDEBAR TEXT]
  ***Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

41
  SUPPLEMENT B

Special Rules for Distributions That Are Rolled Over. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:


     o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A traditional IRA does not include a Roth IRA, SIMPLEIRA or Education IRA.


     o    To another Section 401 plan or a certain kind of annuity plan under
          Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you)

     o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you)

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 Plan or Section 403(b) plan will be an eligible rollover distribution except to the extent:

     o It represents the return of your "after-tax" contributions or is not otherwise includable in income

     o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of less than ten years


     o    It is made from a Section 401(k) plan by reason of a hardship.


     o It is a required minimum distribution under Section 401(a)(9) of the Code as described below

Required minimum distributions under Code Section 401(a)(9) of the Code include the following required payments:

     o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year


     o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are not treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the later of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.


The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.

Special Rules for Distributions in the Form of Annuity Payments. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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  SUPPLEMENT B

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

Withholding. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.


Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account


     o    A distribution that is made on or after your death

     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)


     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)


                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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  SUPPLEMENT B


Required Distributions

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are not considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.


Special Provisions

Loans. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:


     o The amount of each loan must generally be a minimum amount as determined under the applicable plan.


     o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.

     o The loan must be repaid in substantially equal payments made at least quarterly.

     o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.

     o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

44
  SUPPLEMENT B

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

Withdrawal Limitations. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.


If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 591 1/42, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988.


In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided that certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

45
  SUPPLEMENT C


SUPPLEMENT C


State of Texas Optional Retirement Program

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this supplement.


ORP Contracts

Eligible Participants. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract. "State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

Employer Premiums. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

Loans. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

Distributions. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 701 1/42.

Distributions from an ORP Contract are considered to have begun if:

     o Distributions are made due to your reaching your required beginning date

     o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under
          Section 1.401(a)(9) of the Regulations

Specific Plan Rules. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this supplement, you should rely on the information in the Texas ORP Plan documents.


Federal Income Tax Information

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

46
  SUPPLEMENT C

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.


Tax Treatment of Contributions

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.


Tax Treatment of Distributions

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.


Penalty Tax on Withdrawals

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

     o    A distribution that is made on or after the date you reach age 59 1/2

     o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account

     o    A distribution that is made on or after your death


     o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)


     o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

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  SUPPLEMENT C

     o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55

     o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under
          Section 213 of the Code (determined without regard to whether or not you itemize deductions)

     o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)


Required Distributions Under the Code

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

     o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.

     o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.

     o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.


Withdrawal Limitations Under the Code


The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.


You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

48
  TABLE OF CONTENTS
  FOR STATEMENT OF ADDITIONAL INFORMATION



TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION


                                                             PAGE

General......................................................   3

Safekeeping Of Assets........................................   3

Distribution Of The Contracts................................   3

Sub-Account Performance......................................   4

Sub-Account Accumulation Unit Values.........................   6

Fixed Annuity Income Payments................................   6

Qualification As An "Annuity Contract".......................   7

Independent Auditors.........................................   9

Financial Statements.........................................   9



                 TOUCHSTONE ADVISOR VARIABLE ANNUITY PROSPECTUS

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 2

TOUCHSTONE ADVISOR VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS


STATEMENT OF ADDITIONAL INFORMATION


May 1, 2001

This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2001 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 2 ("SA2"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.

A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 1-800-669-2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


FORM 7135-0005

TABLE OF CONTENTS
OF
STATEMENT OF ADDITIONAL INFORMATION

                                                                 PAGE

General                                                          3

Safekeeping of Assets                                            3

Distribution of the Contracts                                    3


Sub-Account Performance                                          4

Sub-Account Accumulation Unit Values                             6

Fixed Annuity Income Payments                                    6

Qualification as an "Annuity Contract"                           7

Independent Auditors                                             9

Financial Statements                                             9

GENERAL
Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA2 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS
The assets of SA2 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS
As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Advisor Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                       Amounts
Period                                    Sales Commissions Paid       Retained by Distributor



For the year ended December 31, 1998      $10,684,643                  $1,437,628
For the year ended December 31, 1999      $4,963,651                   $601,693
For the year ended December 31, 2000      $3,178,875                   $414,763


SUB-ACCOUNT PERFORMANCE
The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and is not intended to indicate future performance of either one. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

     P (1 + T)n = ERV where:

     P    = a hypothetical initial purchase payment of $1,000

     T    = average annual total return

     n    = number of years and/or portion of a year

     ERV = ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period


The following table sets forth the type of total return data for each of the Sub-Accounts that will be used in advertising, in each case for the period ended December 31, 2000.


                                                                   Average Annual                   Cumulative
                                                     Total          Total Return                  Total Return*
                                                     Return       Five        Since        One         Five       Since
Sub-Account                                         One Year     Years      Inception      Year       Years     Inception


AIM V.I. Growth**                                   -24.62%       ---        -4.58%      -21.12%       ---        -1.96%

AIM V.I. Government Securities**                     5.75%        ---         0.91%       9.25%        ---        8.84%

Alger American Small Capitalization**               -31.27%       ---        -4.14%      -27.77%       ---        -1.11%

Alger American Growth**                             -18.95%       ---        -2.41%      -15.45%       ---        2.24%

Deutsche VIT Equity 500 Index***                      ---         ---        -7.07%        ---         ---        -6.63%

MFS VIT Emerging Growth**                           -23.74%       ---        11.50%      -20.24%       ---        31.32%

MFS VIT Investors Trust**                            -4.44%       ---        -2.34%       -0.94%       ---        2.37%

PIMCO Long-Term U.S. Government Bond**               16.77%       ---         4.57%       20.27%       ---        16.36%


Touchstone International Equity****                 -23.07%      7.86%        8.53%      -19.57%      63.47%      84.44%


Touchstone Emerging Growth****                       25.10%      21.34%      20.65%       28.60%     180.52%     229.36%


Touchstone Small Cap Value**                        -23.86%       ---        -7.92%      -20.36%       ---        -8.22%

Touchstone Enhanced 30**                             -7.22%       ---        -2.08%       -3.72%       ---        2.88%


Touchstone Value Plus*****                           -1.67%       ---         2.45%       1.83%        ---        18.02%

Touchstone Growth & Income****                       7.77%       7.87%       10.69%       11.27%      63.53%     104.97%

Touchstone Balanced****                              8.32%       9.29%       11.03%       11.82%      73.39%     108.38%


Touchstone High Yield**                              -4.97%       ---        -8.45%       -1.47%       ---        -9.18%


Touchstone Bond****                                  4.84%       1.29%        2.99%       8.34%       24.10%      40.35%

Touchstone Standby Income****                        1.94%       1.57%        1.47%       5.44%       25.58%      30.16%


* Calculated by determining the change in the Accumulation Unit Value from the beginning of the period to the end of the period and dividing such amount by the Accumulation Unit Value at the beginning of the period.

**   Total return since inception based on a period beginning May 14, 1999.

***  Total return since inception based on a period beginning May 3, 2000.

**** Total return since inception based on a period beginning February 23, 1995.

***** Total return since inception based on a period beginning May 1, 1998.

While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.


"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.


Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT VALUES

In this discussion, the term Valuation Period means the period of time beginning at the Close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a)  equals:  (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

                   (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                   (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

     (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

     (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ANNUITY INCOME PAYMENTS
The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

     o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

     o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"
For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

Excessive Control

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

Required Distributions


Additionally, in order to qualify as an annuity contract under the Code, a Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.


The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS
Ernst & Young LLP, independent auditors, have audited the financial statements of Western-Southern Life Assurance Company Separate Account 2 and
Western-Southern Life Assurance Company at December 31, 2000, and for the periods then ended, as set forth in their reports. We have included our financial statements in the statement of additional information and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS
The following financial statements for Western-Southern Life Assurance Company Separate Account 2 at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.

2.   Statement of Net Assets as of December 31, 2000.

3. Statement of Operations and Changes in Net Assets for the periods ended December 31, 2000 and 1999.

4.   Notes to Financial Statements.

5. Supplementary Information - Selected Per Unit Data and Ratios for the period ended December 31, 2000.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:


1.   Report of Ernst & Young LLP.

2.   Statutory-basis Balance Sheets as of December 31, 2000 and 1999.

3. Statutory-basis Statements of Income for the years ended December 31, 2000 and 1999.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000 and 1999.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2000 and 1999.

6.   Notes to Statutory-basis Financial Statements.

               Financial Statements and Supplementary Information

                    Western-Southern Life Assurance Company
                               Separate Account 2

                         Period ended December 31, 2000
                      with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 2

               Financial Statements and Supplementary Information


                         Period ended December 31, 2000





                                    Contents

Report of Independent Auditors ..............................................1

Audited Financial Statements

Statement of Net Assets......................................................2
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2000......................................3
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 1999......................................5
Notes to Financial Statements................................................7

Supplementary Information
Selected Per Unit Data and Ratios for the Period ended December 31, 2000....11
Selected Per Unit Data and Ratios for the Period ended December 31, 1999....13

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 2 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 2 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS VIT Emerging Growth Series, MFS VIT Growth with Income Series, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone Small Cap Value Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Income Opportunity Fund, Touchstone High Yield Bond Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Enhanced 30 Fund, Touchstone Balanced Fund, Touchstone Bond Fund and Touchstone Standby Income Fund) as of December 31, 2000, and the related statements of operations and changes in net assets and selected per unit data and ratios for the periods indicated therein. These financial statements and per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 2 at December 31, 2000, and the results of their operations and changes in their net assets and the selected per unit data and ratios for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.



Cincinnati, Ohio                                      /s/ Ernst & Young, LLP
April 3, 2001

           Western-Southern Life Assurance Company Separate Account 2

                             Statement of Net Assets

                               December 31, 2000

Assets
Investments at current market value:
       AIM Variable Insurance Funds, Inc. (unaffiliated issuer)
            AIM V.I. Growth Fund (4,279 shares, cost $131,888)                              $  106,209
            AIM V.I. Government Securities Fund (1,364 shares, cost $15,622)                    15,221
       The Alger American Fund (unaffiliated issuer)
            Alger American Small Capitalization Portfolio (286 shares, cost $9,245)              6,722
            Alger American Growth Portfolio (598 shares, cost $32,674)                          28,287
       Bankers Trust Company (unaffiliated issuer)
            Deutsche VIT Equity 500 Index Fund (1,226 shares, cost $17,524)                     16,887
       MFS Variable Insurance Trust (unaffiliated issuer)
            MFS VIT Emerging Growth Series (3,484 shares, cost $115,653)                       100,482
            MFS VIT Growth with Income Series (1,887 shares, cost $39,445)                      39,636
       PIMCO Variable Insurance Trust (unaffiliated issuer)
            PIMCO Long-Term U.S. Government Bond Portfolio (3,149 shares, cost $31,913)         33,256
       Touchstone Variable Series Trust (affiliated issuer)
            Touchstone Small Cap Value Fund (4,284 shares, cost $36,935)                        24,547
            Touchstone Emerging Growth Fund (11,012 shares, cost $215,624)                     222,666
            Touchstone International Equity Fund (13,842 shares, cost $187,404)                148,803
            Touchstone Income Opportunity Fund (12,656 shares, cost $102,757)                   84,416
            Touchstone High Yield Bond Fund (1,753 shares, cost $14,928)                        13,552
            Touchstone Value Plus Fund (4,023 shares, cost $44,600)                             42,688
            Touchstone Growth & Income Fund (13,540 shares, cost $146,401)                     152,461
            Touchstone Enhanced 30 Fund (504 shares, cost $5,092)                                5,136
            Touchstone Balanced Fund (8,278 shares, cost $116,478)                             117,883
            Touchstone Bond Fund (7,487 shares, cost $76,260)                                   76,737
            Touchstone Standby Income Fund (13,597 shares, cost $134,809)                      134,614
                                                                                            ----------

       Total assets                                                                          1,370,203

Liabilities
Accounts payable                                                                                   110
                                                                                            ----------

       Total net assets                                                                     $1,370,093
                                                                                            ==========

Analysis of Net Assets
Variable annuity contracts                                                                  $1,367,489
Retained in the variable account by Western-Southern Life Assurance Company                      2,604
                                                                                            ----------

       Total net assets                                                                     $1,370,093
                                                                                            ==========

See accompanying notes

           Western-Southern Life Assurance Company Separate Account 2

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2000

                                                                                                                           Alger
                                                                                                           AIM V.I.      American
                                                                                           AIM V.I.      Government        Small
                                                                                            Growth       Securities   Capitalization
                                                                            Total        Sub-Account     Sub-Account    Sub-Account
                                                                        ------------------------------------------------------------
Income:
      Dividends and capital gains                                       $   144,599      $     3,499     $       706    $     1,584
      Miscellaneous income (loss)                                            (1,745)            (264)              2           (310)

Expenses:
      Mortality and expense risk, and administrative charge                   9,172              488              13             35
                                                                        ------------------------------------------------------------

      Net investment income (loss)                                          133,682            2,747             695          1,239
                                                                        ------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments        (161,442)         (28,001)           (398)        (2,897)

Realized gain (loss) on investments                                          20,166              431               1         (1,387)
                                                                        ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     (141,276)         (27,570)           (397)        (4,284)
                                                                        ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations              (7,594)         (24,823)            298         (3,045)
                                                                        ------------------------------------------------------------

Contract owners activity:
      Contributions received from contract owners                           466,105          121,581           1,077          3,512

      Net transfers between subaccounts                                          --           (6,492)         13,746          4,608

      Withdrawals and surrenders                                           (147,103)            (586)             --             --

      Contract maintenance charge                                            (1,189)             (43)             --            (28)
                                                                        ------------------------------------------------------------

Net increase from contract activity                                         317,813          114,460          14,823          8,092
                                                                        ------------------------------------------------------------

Net increase in net assets                                                  310,219           89,637          15,121          5,047

Net assets, at beginning of period                                        1,059,874           16,572             100          1,675
                                                                        ------------------------------------------------------------

Net assets, at end of period                                            $ 1,370,093      $   106,209     $    15,221    $     6,722
                                                                        ============================================================


                                                                              Alger          Deutsche          MFS VIT
                                                                             American       VIT Equity         Emerging
                                                                              Growth         500 Index          Growth
                                                                            Sub-Account     Sub-Account*      Sub-Account
                                                                            ---------------------------------------------
Income:
      Dividends and capital gains                                           $     4,335      $        10      $     3,146
      Miscellaneous income (loss)                                                    (7)               1           (1,405)

Expenses:
      Mortality and expense risk, and administrative charge                         267               42              713
                                                                            ---------------------------------------------

      Net investment income (loss)                                                4,061              (31)           1,028
                                                                            ---------------------------------------------

Net change in unrealized appreciation (depreciation) on investments              (9,262)            (637)         (18,238)

Realized gain (loss) on investments                                              (2,287)              (2)          (2,449)
                                                                            ---------------------------------------------

Net realized and unrealized gain (loss) on investments                          (11,549)            (639)         (20,687)
                                                                            ---------------------------------------------

Net increase (decrease) in net assets resulting from operations                  (7,488)            (670)         (19,659)
                                                                            ---------------------------------------------

Contract owners activity:
      Contributions received from contract owners                                33,095            9,287           81,173

      Net transfers between subaccounts                                         (22,687)           8,279              471

      Withdrawals and surrenders                                                 (1,139)              --           (1,374)

      Contract maintenance charge                                                   (47)              (8)             (38)
                                                                            ---------------------------------------------

Net increase from contract activity                                               9,222           17,558           80,232
                                                                            ---------------------------------------------

Net increase in net assets                                                        1,734           16,888           60,573

Net assets, at beginning of period                                               26,553               --           39,909
                                                                            ---------------------------------------------

Net assets, at end of period                                                $    28,287      $    16,888      $   100,482
                                                                            =============================================

                                                                                               PIMCO Long-
                                                                                 MFS VIT         Term U.S.       Touchstone
                                                                               Growth with      Government        Small Cap
                                                                                 Income            Bond             Value
                                                                               Sub-Account      Sub-Account      Sub-Account
                                                                               ---------------------------------------------
Income:
      Dividends and capital gains                                              $       238      $       478      $     8,335
      Miscellaneous income (loss)                                                      (13)             (11)             130

Expenses:
      Mortality and expense risk, and administrative charge                            177               70              149
                                                                               ---------------------------------------------

      Net investment income (loss)                                                      48              397            8,316
                                                                               ---------------------------------------------

Net change in unrealized appreciation (depreciation) on investments                   (651)           1,495          (12,660)

Realized gain (loss) on investments                                                    215              296              664
                                                                               ---------------------------------------------

Net realized and unrealized gain (loss) on investments                                (436)           1,791          (11,996)
                                                                               ---------------------------------------------

Net increase (decrease) in net assets resulting from operations                       (388)           2,188           (3,680)
                                                                               ---------------------------------------------

Contract owners activity:
      Contributions received from contract owners                                   22,075           14,443            4,156

      Net transfers between subaccounts                                              2,111           12,860           12,154

      Withdrawals and surrenders                                                    (1,246)            (203)          (4,212)

      Contract maintenance charge                                                      (31)              (8)             (11)
                                                                               ---------------------------------------------

Net increase from contract activity                                                 22,909           27,092           12,087
                                                                               ---------------------------------------------

Net increase in net assets                                                          22,521           29,280            8,407

Net assets, at beginning of period                                                  17,115            3,967           16,109
                                                                               ---------------------------------------------

Net assets, at end of period                                                   $    39,636      $    33,247      $    24,516
                                                                               =============================================

See accompanying notes

*     For the period May 3, 2000 (commencement of operations) to December 31,
      2000

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 2

                         Period Ended December 31, 2000

                                                                        Touchstone    Touchstone     Touchstone     Touchstone
                                                                         Emerging    International      Income      High Yield
                                                                          Growth        Equity       Opportunity        Bond
                                                                        Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                                                        -------------------------------------------------------
Income:
     Dividends and capital gains                                        $  41,181      $  35,871      $  10,487      $   1,307
     Miscellaneous income (loss)                                             (127)             2             (6)            50

Expenses:
     Mortality and expense risk, and administrative charge                  1,402          1,128            807             69
                                                                        -------------------------------------------------------

     Net investment income (loss)                                          39,652         34,745          9,674          1,288
                                                                        -------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments       (23,228)       (67,269)        (5,962)        (1,002)

Realized gain (loss) on investments                                        24,061          2,724         (5,815)          (194)
                                                                        -------------------------------------------------------

Net realized and unrealized gain (loss) on investments                        833        (64,545)       (11,777)        (1,196)
                                                                        -------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            40,485        (29,800)        (2,103)            92
                                                                        -------------------------------------------------------

Contract owners activity:
     Contributions received from contract owners                           37,526         20,888          7,833          7,530

     Net transfers between subaccounts                                      5,997         19,764        (26,606)         4,500

     Withdrawals and surrenders                                           (12,622)       (11,516)       (13,030)        (4,320)

     Contract maintenance charge                                             (173)          (146)           (90)           (24)
                                                                        -------------------------------------------------------

Net increase (decrease) from contract activity                             30,728         28,990        (31,893)         7,686
                                                                        -------------------------------------------------------

Net increase (decrease) in net assets                                      71,213           (810)       (33,996)         7,778

Net assets, at beginning of period                                        151,449        149,613        118,408          5,766
                                                                        -------------------------------------------------------

Net assets, at end of period                                            $ 222,662      $ 148,803      $  84,412      $  13,544
                                                                        ======================================================

                                                                                     Touchstone
                                                                       Touchstone     Growth &      Touchstone
                                                                       Value Plus      Income       Enhanced 30
                                                                       Sub-Account   Sub-Account    Sub-Account
                                                                       ----------------------------------------
Income:
     Dividends and capital gains                                       $   3,419      $   9,913      $      29
     Miscellaneous income (loss)                                              10            282              1

Expenses:
     Mortality and expense risk, and administrative charge                   215          1,360            119
                                                                       ----------------------------------------

     Net investment income (loss)                                          3,214          8,835            (89)
                                                                       ----------------------------------------

Net change in unrealized appreciation (depreciation) on investments       (1,641)         4,599           (966)

Realized gain (loss) on investments                                          (22)         3,210            913
                                                                       ----------------------------------------

Net realized and unrealized gain (loss) on investments                    (1,663)         7,809            (53)
                                                                       ----------------------------------------

Net increase (decrease) in net assets resulting from operations            1,551         16,644           (142)
                                                                       ----------------------------------------

Contract owners activity:
     Contributions received from contract owners                          15,190          9,917            939

     Net transfers between subaccounts                                     6,905        (56,500)       (11,302)

     Withdrawals and surrenders                                               --        (18,142)            --

     Contract maintenance charge                                             (32)          (191)           (20)
                                                                       ----------------------------------------

Net increase (decrease) from contract activity                            22,063        (64,916)       (10,383)
                                                                       ----------------------------------------

Net increase (decrease) in net assets                                     23,614        (48,272)       (10,525)

Net assets, at beginning of period                                        19,074        200,729         15,660
                                                                       ----------------------------------------

Net assets, at end of period                                           $  42,688      $ 152,457      $   5,135
                                                                       =======================================

                                                                                                      Touchstone
                                                                         Touchstone      Touchstone     Standby
                                                                          Balanced          Bond        Income
                                                                         Sub-Account    Sub-Account   Sub-Account
                                                                         ----------------------------------------
Income:
     Dividends and capital gains                                          $   9,894      $   4,565      $   5,602
     Miscellaneous income (loss)                                                  6            (16)           (70)

Expenses:
     Mortality and expense risk, and administrative charge                      908            513            697
                                                                          ---------------------------------------

     Net investment income (loss)                                             8,992          4,036          4,835
                                                                          ---------------------------------------

Net change in unrealized appreciation (depreciation) on investments           3,482          1,314            480

Realized gain (loss) on investments                                             450           (108)          (535)
                                                                          ---------------------------------------

Net realized and unrealized gain (loss) on investments                        3,932          1,206            (55)
                                                                          ---------------------------------------

Net increase (decrease) in net assets resulting from operations              12,924          5,242          4,780
                                                                          ---------------------------------------

Contract owners activity:
     Contributions received from contract owners                             15,602          5,214         55,067

     Net transfers between subaccounts                                      (12,180)         4,094         40,278

     Withdrawals and surrenders                                             (20,464)        (6,801)       (51,448)

     Contract maintenance charge                                               (155)           (63)           (81)
                                                                          ---------------------------------------

Net increase (decrease) from contract activity                              (17,197)         2,444         43,816
                                                                          ---------------------------------------

Net increase (decrease) in net assets                                        (4,273)         7,686         48,596

Net assets, at beginning of period                                          122,156         69,047         85,972
                                                                          ---------------------------------------

Net assets, at end of period                                              $ 117,883      $  76,733      $ 134,568
                                                                          =======================================

See accompanying notes

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 2

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 1999

                                                                                                                          Alger
                                                                                                          AIM V.I.       American
                                                                                           AIM V.I.      Government       Small
                                                                                            Growth       Securities   Capitalization
                                                                            Total        Sub-Account*   Sub-Account*   Sub-Account*
                                                                        ------------------------------------------------------------
Income:
     Dividends and capital gains                                        $    74,945      $       574    $         4     $        --
     Miscellaneous income (loss)                                                248               71             --              (1)

Expenses:
     Mortality and expense risk, and administrative charge                    8,310               35             --               2
                                                                        ------------------------------------------------------------

     Net investment income (loss)                                            66,883              610              4              (3)
                                                                        ------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments          66,823            2,321             (4)            373

Realized gain (loss) on investments                                          (4,771)               4             --               1
                                                                        ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                       62,052            2,325             (4)            374
                                                                        ------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations             128,935            2,935             --             371
                                                                        ------------------------------------------------------------

Contract owners activity:
     Contributions received from contract owners                            221,977              100            100             162

     Net transfers between subaccounts                                           --           13,537             --           1,142

     Withdrawals and surrenders                                            (784,138)              --             --              --

     Contract maintenance charge                                             (1,155)              --             --              --
                                                                        ------------------------------------------------------------

Net increase (decrease) from contract activity                             (563,316)          13,637            100           1,304
                                                                        ------------------------------------------------------------

Net increase (decrease) in net assets                                      (434,381)          16,572            100           1,675
                                                                        ------------------------------------------------------------

Net assets, at beginning of period                                        1,494,255               --             --              --
                                                                        ------------------------------------------------------------

Net assets, at end of period                                            $ 1,059,874      $    16,572    $       100     $     1,675
                                                                        ============================================================



                                                                             Alger         MFS VIT         MFS VIT
                                                                           American       Emerging       Growth with
                                                                            Growth         Growth           Income
                                                                          Sub-Account*   Sub-Account*    Sub-Account*
                                                                         --------------------------------------------
Income:
     Dividends and capital gains                                         $        --     $        --      $        --
     Miscellaneous income (loss)                                                 415               4              (16)

Expenses:
     Mortality and expense risk, and administrative charge                        90              10               35


     Net investment income (loss)                                                325              (6)             (51)


Net change in unrealized appreciation (depreciation) on investments            4,875           3,066              842

Realized gain (loss) on investments                                                6               4               --
                                                                         --------------------------------------------

Net realized and unrealized gain (loss) on investments                         4,881           3,070              842
                                                                         --------------------------------------------

Net increase (decrease) in net assets resulting from operations                5,206           3,064              791
                                                                         --------------------------------------------

Contract owners activity:
     Contributions received from contract owners                              12,883          35,100            5,281

     Net transfers between subaccounts                                         8,464           1,745           11,043

     Withdrawals and surrenders                                                   --              --               --

     Contract maintenance charge                                                  --              --               --
                                                                         --------------------------------------------

Net increase (decrease) from contract activity                                21,347          36,845           16,324
                                                                         --------------------------------------------

Net increase (decrease) in net assets                                         26,553          39,909           17,115
                                                                         --------------------------------------------

Net assets, at beginning of period                                                --              --               --
                                                                         --------------------------------------------

Net assets, at end of period                                             $    26,553     $    39,909      $    17,115
                                                                         ============================================

                                                                              PIMCO Long-
                                                                               Term U.S.     Touchstone
                                                                              Government      Small Cap
                                                                                Bond            Value
                                                                             Sub-Account*    Sub-Account*
                                                                             ----------------------------
Income:
     Dividends and capital gains                                             $        38      $        --
     Miscellaneous income (loss)                                                      (1)              --

Expenses:
     Mortality and expense risk, and administrative charge                             5                5
                                                                             ----------------------------

     Net investment income (loss)                                                     32               (5)
                                                                             ----------------------------

Net change in unrealized appreciation (depreciation) on investments                 (152)             272

Realized gain (loss) on investments                                                   --                1
                                                                             ----------------------------

Net realized and unrealized gain (loss) on investments                              (152)             273
                                                                             ----------------------------

Net increase (decrease) in net assets resulting from operations                     (120)             268
                                                                             ----------------------------

Contract owners activity:
     Contributions received from contract owners                                     100           15,100

     Net transfers between subaccounts                                             3,987              741

     Withdrawals and surrenders                                                       --               --

     Contract maintenance charge                                                      --               --
                                                                             ----------------------------

Net increase (decrease) from contract activity                                     4,087           15,841
                                                                             ----------------------------

Net increase (decrease) in net assets                                              3,967           16,109
                                                                             ----------------------------

Net assets, at beginning of period                                                    --               --
                                                                             ----------------------------

Net assets, at end of period                                                 $     3,967      $    16,109
                                                                             ============================

See accompanying notes

*     For the period May 17, 1999 (commencement of operations) to December 31,
      1999.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 2

                         Period Ended December 31, 1999

                                                                        Touchstone    Touchstone    Touchstone       Touchstone
                                                                         Emerging    International    Income         High Yield
                                                                          Growth        Equity      Opportunity         Bond
                                                                        Sub-Account   Sub-Account   Sub-Account     Sub-Account*
                                                                        --------------------------------------------------------
Income:
     Dividends and capital gains                                        $  21,803      $  11,627      $  17,082      $     364
     Miscellaneous income (loss)                                           (1,227)           322           (355)            (1)

Expenses:
     Mortality and expense risk, and administrative charge                  1,100          1,102          1,085              8
                                                                        --------------------------------------------------------

     Net investment income (loss)                                          19,476         10,847         15,642            355
                                                                        --------------------------------------------------------

Net change in unrealized appreciation (depreciation) on investments        25,722         19,934          8,190           (373)

Realized gain (loss) on investments                                         5,390         10,314        (22,071)          (163)
                                                                        --------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     31,112         30,248        (13,881)          (536)
                                                                        --------------------------------------------------------

Net increase (decrease) in net assets resulting from operations            50,588         41,095          1,761           (181)
                                                                        --------------------------------------------------------

Contract owners activity:
     Payments received from (paid to) contract owners                       1,119         13,147         (6,593)         5,280

     Net transfers between subaccounts                                     (5,836)         3,383            (56)           667

     Withdrawals and surrenders                                           (65,767)       (69,154)       (52,079)            --

     Contract maintenance charge                                             (179)          (169)          (177)            --
                                                                        --------------------------------------------------------

Net increase (decrease) from contract activity                            (70,663)       (52,793)       (58,905)         5,947
                                                                        --------------------------------------------------------

Net increase (decrease) in net assets                                     (20,075)       (11,698)       (57,144)         5,766
                                                                        --------------------------------------------------------

Net assets, at beginning of period                                        171,524        161,311        175,552             --
                                                                        --------------------------------------------------------

Net assets, at end of period                                            $ 151,449      $ 149,613      $ 118,408      $   5,766
                                                                        ========================================================

                                                                                      Touchstone
                                                                       Touchstone      Growth &      Touchstone
                                                                       Value Plus       Income       Enhanced 30
                                                                       Sub-Account    Sub-Account    Sub-Account*
                                                                       -------------------------------------------
Income:
     Dividends and capital gains                                        $     788      $      --      $      73
     Miscellaneous income (loss)                                               --            620            277

Expenses:
     Mortality and expense risk, and administrative charge                     15          1,562             66
                                                                       -------------------------------------------

     Net investment income (loss)                                             773           (942)           284
                                                                       -------------------------------------------

Net change in unrealized appreciation (depreciation) on investments          (277)         1,461          1,009

Realized gain (loss) on investments                                             2          3,880              1
                                                                       -------------------------------------------

Net realized and unrealized gain (loss) on investments                       (275)         5,341          1,010
                                                                       -------------------------------------------

Net increase (decrease) in net assets resulting from operations               498          4,399          1,294
                                                                       -------------------------------------------

Contract owners activity:
     Payments received from (paid to) contract owners                      15,508         43,177         12,883

     Net transfers between subaccounts                                      2,966        (11,640)         1,483

     Withdrawals and surrenders                                                --        (72,834)            --

     Contract maintenance charge                                               --           (283)            --
                                                                       -------------------------------------------

Net increase (decrease) from contract activity                             18,474        (41,580)        14,366
                                                                       -------------------------------------------

Net increase (decrease) in net assets                                      18,972        (37,181)        15,660
                                                                       -------------------------------------------

Net assets, at beginning of period                                            102        237,910             --
                                                                       -------------------------------------------

Net assets, at end of period                                            $  19,074      $ 200,729      $  15,660
                                                                        ==========================================

                                                                                                     Touchstone
                                                                        Touchstone     Touchstone     Standby
                                                                         Balanced         Bond         Income
                                                                        Sub-Account    Sub-Account   Sub-Account
                                                                       -----------------------------------------
Income:
     Dividends and capital gains                                         $  12,028      $     817      $   9,747
     Miscellaneous income (loss)                                               105            127            (92)

Expenses:
     Mortality and expense risk, and administrative charge                   1,144            678          1,368
                                                                       -----------------------------------------

     Net investment income (loss)                                           10,989            266          8,287
                                                                       -----------------------------------------

Net change in unrealized appreciation (depreciation) on investments          1,076           (837)          (675)

Realized gain (loss) on investments                                             72         (1,253)          (959)
                                                                       -----------------------------------------

Net realized and unrealized gain (loss) on investments                       1,148         (2,090)        (1,634)
                                                                       -----------------------------------------

Net increase (decrease) in net assets resulting from operations             12,137         (1,824)         6,653
                                                                       -----------------------------------------

Contract owners activity:
     Payments received from (paid to) contract owners                       21,863         (2,498)        49,265

     Net transfers between subaccounts                                      (6,606)        (5,958)       (19,062)

     Withdrawals and surrenders                                            (76,569)       (29,892)      (417,843)

     Contract maintenance charge                                              (187)           (82)           (78)
                                                                       -----------------------------------------

Net increase (decrease) from contract activity                             (61,499)       (38,430)      (387,718)
                                                                       -----------------------------------------

Net increase (decrease) in net assets                                      (49,362)       (40,254)      (381,065)
                                                                       -----------------------------------------

Net assets, at beginning of period                                         171,518        109,301        467,037
                                                                       -----------------------------------------

Net assets, at end of period                                             $ 122,156      $  69,047      $  85,972
                                                                       =========================================

See accompanying notes

*     For the period May 17, 1999 (commencement of operations) to December 31,
      1999.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements

                                December 31, 2000


1. Organization and Nature of Business

Western-Southern Life Assurance Company Separate Account 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. Significant Accounting Policies

The Account has nineteen investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Bankers Trust Company, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3. Contract Charges and Related Party Transactions

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of .80% of the contract value.

The Company also deducts an annual contract maintenance charge of $35 from the contract value on each contract anniversary and upon any full surrender.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements


4. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5. Taxes

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements


6. Purchases and Sales of Investments

The following table shows aggregate cost of shares of the portfolios purchased and proceeds from shares of the portfolios sold by the corresponding sub-accounts for the period (year, unless otherwise noted) ended December 31, 2000.


                                                              Purchases          Sales
                                                           -----------------------------


AIM Variable Insurance Funds, Inc.
    AIM V.I. Growth Fund                                     $ 144,515         $ 27,309
    AIM V.I. Government Securities Fund                         15,558               40

The Alger American Fund
    Alger American Small Capitalization Portfolio               22,181           12,851
    Alger American Growth Portfolio                             47,742           34,459

Bankers Trust Company
     Deutsche VIT Equity 500 Index Fund*                        17,591               64

MFS Variable Insurance Trust
    MFS VIT Emerging Growth Series                             131,893           50,634
    MFS VIT Growth with Income Series                           27,521            4,564

PIMCO Variable Insurance Trust
    PIMCO Long-Term U.S. Government Bond Portfolio              32,334            4,837

Touchstone Variable Series Trust
   Touchstone Small Cap Value Fund                              25,712            5,279
   Touchstone Emerging Growth Fund                             131,039           60,668
   Touchstone International Equity Fund                         86,114           22,387
   Touchstone Income Opportunity Fund                           23,100           45,323
   Touchstone High Yield Bond Fund                              13,599            4,617
   Touchstone Value Plus Fund                                   26,610            1,333
   Touchstone Growth & Income Fund                              38,895           94,972
   Touchstone Enhanced 30 Fund                                   3,572           14,044
   Touchstone Balanced Fund                                     25,569           33,783
   Touchstone Bond Fund                                         29,435           22,950
   Touchstone Standby Income Fund                              107,768           59,175
                                                           -----------------------------

          Total                                              $ 950,748        $ 499,289
                                                           =============================


* For the period May 3, 2000 (commencement of operations) to December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 2

                          Notes to Financial Statements


7.       Unit Values

         The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 2000 to December 31, 2000.


Touchstone Advisor Variable Annuity

                                                                            Transfers
                                       Beginning      Units     Units      between-Sub  Ending        Unit         Net
                                        Units      Purchased   Redeemed     accounts    Units         Value        Value
                                      ------------------------------------------------------------------------------------


AIM V.I. Growth                          1,333       10,326       (51)         (775)    10,833      9.804412   $ 106,209
AIM V.I. Government Securities              10          103         -         1,285      1,398     10.883817      15,221

Alger American Small Capitalization        122          287        (2)          273        680      9.889185       6,722
Alger American Growth                    2,196        2,797      (100)       (2,126)     2,767     10.223506      28,287

Deutsche VIT Equity 500 Index *              -          977        (1)          833      1,809      9.336721      16,888

MFS VIT Emerging Growth                  2,424        5,459       (93)         (138)     7,652     13.131591     100,482
MFS VIT Growth with Income               1,656        2,136      (124)          204      3,872     10.236745      39,636

PIMCO Long-Term U.S. Government Bond       410        1,313       (19)        1,153      2,857     11.635800      33,247

Touchstone Small Cap Value               1,398          369      (333)        1,237      2,671      9.178111      24,516
Touchstone Emerging Growth               5,913        1,196      (428)           79      6,760     32.936234     222,662
Touchstone International Equity          6,524        1,070      (578)        1,052      8,068     18.444338     148,803
Touchstone Income Opportunity            7,560          501      (848)       (1,722)     5,491     15.373064      84,412
Touchstone High Yield Bond                 626          813      (460)          512      1,491      9.082068      13,544
Touchstone Value Plus                    1,646        1,354        (3)          620      3,617     11.801911      42,688
Touchstone Growth & Income              10,897          522      (965)       (3,016)     7,438     20.497166     152,457
Touchstone Enhanced 30                   1,466           90        (2)       (1,055)       499     10.287810       5,135
Touchstone Balanced                      6,555          787    (1,045)         (640)     5,657     20.838110     117,883
Touchstone Bond                          5,330          389      (505)          253      5,467     14.034819      76,733
Touchstone Standby Income                6,964        4,258    (4,023)        3,139     10,338     13.016262     134,568
                                                                                                             -------------
   Total - Touchstone Advisor Variable Annuity                                                               $ 1,370,093
                                                                                                             =============


*Calculation of the Deutsche VIT Equity 500 Index began on May 3, 2000 when this sub-account commenced operations.

           Western-Southern Life Assurance Company Separate Account 2

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                                                            Alger
                                                           AIM V.I.        American          Alger        Deutsche VIT
                                           AIM V.I.       Government        Small          American       Equity 500
                                            Growth        Securities    Capitalization      Growth           Index
                                         Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                   $ 0.332347       $ 0.504300      $ 4.670999       $ 1.583173       $ 0.005422
     Expenses                              0.099016         0.081532        0.101064         0.095237         0.052649
                                         -----------------------------------------------------------------------------

     Net investment income (loss)          0.233331         0.422768        4.569935         1.487936        (0.047227)
     Net realized and
         unrealized gain (loss)
         on investments                   (2.857911)        0.499149       (8.372497)       (3.355855)       (0.616052)
                                         -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value               (2.624580)        0.921917       (3.802562)       (1.867919)       (0.663279)
       Beginning of period                12.428992         9.961900       13.691747        12.091425        10.000000
                                         -----------------------------------------------------------------------------
       End of period                     $ 9.804412       $10.883817      $ 9.889185       $10.223506       $ 9.336721
                                         =============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                        0.79%            0.17%           0.83%            0.97%            0.50%

     Ratio of net investment
         income (loss) to
         average net assets (%)                4.47%            9.07%          29.51%           14.81%           -0.37%

                                                                            PIMCO Long-
                                             MFS VIT         MFS VIT         Term U.S.      Touchstone       Touchstone
                                             Emerging      Growth with      Government       Small Cap        Emerging
                                              Growth          Income           Bond            Value           Growth
                                           Sub-Account     Sub-Account      Sub-Account     Sub-Account      Sub-Account
                                           -----------------------------------------------------------------------------
Per unit data
     Investment income                     $ 0.869845       $ 0.130496       $ 0.600383      $ 3.520704       $ 6.172389
     Expenses                                0.125272         0.081328         0.083242        0.092725         0.238658
                                           -----------------------------------------------------------------------------

     Net investment income (loss)            0.744573         0.049168         0.517141        3.427979         5.933731
     Net realized and
         unrealized gain (loss)
         on investments                     (4.077053)       (0.145837)        1.443972       (5.773945)        1.390379
                                           -----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 (3.332480)       (0.096669)        1.961113       (2.345966)        7.324110
       Beginning of period                  16.464071        10.333414         9.674687       11.524077        25.612124
                                           -----------------------------------------------------------------------------
       End of period                       $13.131591       $10.236745       $11.635800      $ 9.178111       $32.936234
                                           =============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                          1.02%            0.62%            0.38%           0.73%            0.75%

     Ratio of net investment
         income (loss) to
         average net assets (%)                  1.46%            0.17%            2.13%          40.94%           21.20%

* Calculation of the Deutsche VIT Equity 500 Index Unit Values began May 3, 2000, when this sub-account commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 2

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 2000

                                        Touchstone      Touchstone      Touchstone                       Touchstone
                                      International       Income        High Yield      Touchstone        Growth &
                                         Equity        Opportunity         Bond         Value Plus         Income
                                       Sub-Account     Sub-Account      Sub-Account     Sub-Account      Sub-Account
                                      -------------------------------------------------------------------------------
Per unit data
     Investment income                $ 4.445970       $ 1.909290       $ 0.870977       $ 0.924716       $ 1.282258
     Expenses                           0.163931         0.123312         0.071805         0.090091         0.146845
                                      -------------------------------------------------------------------------------

     Net investment income (loss)       4.282039         1.785978         0.799172         0.834625         1.135413
     Net realized and
         unrealized gain (loss)
         on investments                (8.770674)       (2.076255)       (0.934507)       (0.622109)        0.941201
                                      -------------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value            (4.488635)       (0.290277)       (0.135335)        0.212516         2.076614
       Beginning of period             22.932973        15.663341         9.217403        11.589395        18.420552
                                      -------------------------------------------------------------------------------
       End of period                  $18.444338       $15.373064       $ 9.082068       $11.801911       $20.497166
                                      ==============================================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                     0.76%            0.80%            0.71%            0.70%            0.77%

     Ratio of net investment
         income (loss) to
         average net assets (%)            23.29%            9.54%           13.34%           10.41%            5.00%

                                                                                             Touchstone
                                             Touchstone      Touchstone      Touchstone        Standby
                                             Enhanced 30      Balanced          Bond           Income
                                             Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                             -----------------------------------------------------------
Per unit data
     Investment income                       $ 0.058586       $ 1.748677      $ 0.834280      $ 0.796519
     Expenses                                  0.082114         0.152105        0.105518        0.100349
                                             -----------------------------------------------------------

     Net investment income (loss)             (0.023528)        1.596572        0.728762        0.696170
     Net realized and
         unrealized gain (loss)
         on investments                       (0.373951)        0.606829        0.351763       (0.025143)
                                             -----------------------------------------------------------

     Net increase (decrease)
         in net asset value                   (0.397479)        2.203401        1.080525        0.671027
       Beginning of period                    10.685289        18.634709       12.954294       12.345235
                                             -----------------------------------------------------------
       End of period                         $10.287810       $20.838110      $14.034819      $13.016262
                                             ===========================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            0.76%            1.14%           0.70%           0.63%

     Ratio of net investment
         income (loss) to
         average net assets (%)                    7.49%           -0.86%           5.54%           4.38%

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 2000.

           Western-Southern Life Assurance Company Separate Account 2

           Supplementary Information-Selected Per Unit Data and Ratios

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                                                            Alger
                                                           AIM V.I.        American          Alger         MFS VIT
                                           AIM V.I.       Government        Small          American        Emerging
                                            Growth        Securities    Capitalization      Growth          Growth
                                         Sub-Account*    Sub-Account*    Sub-Account*     Sub-Account*    Sub-Account*
                                         -----------------------------------------------------------------------------
Per unit data
     Investment income                    $ 0.441028      $ 0.365561      $       --       $       --       $       --
     Expenses                               0.052333        0.049540        0.053896         0.052042         0.056039
                                          ----------------------------------------------------------------------------

     Net investment income (loss)           0.388695        0.316021       (0.053896)       (0.052042)       (0.056039)
     Net realized and
         unrealized gain (loss)
         on investments                     2.040297       (0.354121)       3.745643         2.143467         6.520110
                                          ----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value                 2.428992       (0.038100)       3.691747         2.091425         6.464071
       Beginning of period                 10.000000       10.000000       10.000000        10.000000        10.000000
                                          ----------------------------------------------------------------------------
       End of period                      $12.428992      $ 9.961900      $13.691747       $12.091425       $16.464071
                                          ============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                         0.42%           0.00%           0.24%            0.68%            0.05%

     Ratio of net investment
         income (loss) to
         average net assets (%)                 7.36%           8.00%         -0.36%             2.45%          -0.03%

                                                              PIMCO Long-
                                               MFS VIT          Term U.S.       Touchstone    Touchstone
                                             Growth with       Government       Small Cap      Emerging
                                                Income            Bond            Value         Growth
                                             Sub-Account*     Sub-Account*     Sub-Account*   Sub-Account
                                             ------------------------------------------------------------
Per unit data
     Investment income                       $       --       $ 0.343124       $       --      $ 3.622734
     Expenses                                  0.049321         0.049095         0.051366        0.155539
                                             ------------------------------------------------------------

     Net investment income (loss)             (0.049321)        0.294029        (0.051366)       3.467195
     Net realized and
         unrealized gain (loss)
         on investments                        0.382735        (0.619342)        1.575443        4.552631
                                             ------------------------------------------------------------

     Net increase (decrease)
         in net asset value                    0.333414        (0.325313)        1.524077        8.019826
       Beginning of period                    10.000000        10.000000        10.000000       17.592298
                                             ------------------------------------------------------------
       End of period                         $10.333414       $ 9.674687       $11.524077      $25.612124
                                             ============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                            0.41%            0.25%            0.06%           0.68%

     Ratio of net investment
         income (loss) to
         average net assets (%)                   -0.60%             1.61%          -0.06%          12.06%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

           Western-Southern Life Assurance Company Separate Account 2

    (Selected data for an accumulation unit outstanding throughout the year)

                         Period Ended December 31, 1999

                                       Touchstone     Touchstone       Touchstone                      Touchstone
                                     International      Income         High Yield      Touchstone       Growth &
                                        Equity       Opportunity          Bond         Value Plus        Income
                                      Sub-Account    Sub-Account      Sub-Account*     Sub-Account     Sub-Account
                                     -----------------------------------------------------------------------------
Per unit data
     Investment income                $ 1.781647      $ 2.176310       $       --       $ 0.478614      $       --
     Expenses                           0.141549        0.122805         0.047211         0.085925        0.149635
                                      ----------------------------------------------------------------------------

     Net investment income (loss)       1.640098        2.053505        (0.047211)        0.392689       (0.149635)
     Net realized and
         unrealized gain (loss)
         on investments                 4.354878       (1.757762)       (0.735386)        1.039903        0.453040
                                      ----------------------------------------------------------------------------

     Net increase (decrease)
         in net asset value             5.994976        0.295743        (0.782597)        1.432592        0.303405
       Beginning of period             16.937997       15.367598        10.000000        10.156803       18.117147
                                      ----------------------------------------------------------------------------
       End of period                  $22.932973      $15.663341       $ 9.217403       $11.589395      $18.420552
                                      ============================================================================


Ratios
     Ratio of operating
         expense to average
         net assets (%)                     0.71%           0.74%            0.28%            0.16%           0.71%

     Ratio of net investment
         income (loss) to
         average net assets (%)             6.98%          10.64%           12.31%            8.06%          -0.43%

                                                                                              Touchstone
                                           Touchstone       Touchstone       Touchstone         Standby
                                           Enhanced 30       Balanced            Bond           Income
                                           Sub-Account*     Sub-Account      Sub-Account      Sub-Account
                                           --------------------------------------------------------------
Per unit data
     Investment income                      $ 0.049504       $ 1.806077       $ 0.116865       $ 0.682826
     Expenses                                 0.050448         0.141852         0.104043         0.096394
                                            -------------------------------------------------------------

     Net investment income (loss)            (0.000944)        1.664225         0.012822         0.586432
     Net realized and
         unrealized gain (loss)
         on investments                       0.686233        (0.165215)       (0.286221)       (0.108833)
                                            -------------------------------------------------------------

     Net increase (decrease)
         in net asset value                   0.685289         1.499010        (0.273399)        0.477599
       Beginning of period                   10.000000        17.135699        13.227693        11.867636
                                            -------------------------------------------------------------
       End of period                        $10.685289       $18.634709       $12.954294       $12.345235
                                            =============================================================

Ratios
     Ratio of operating
         expense to average
         net assets (%)                           0.78%            0.84%            0.76%            0.49%

     Ratio of net investment
         income (loss) to
         average net assets (%)                   7.48%            3.63%            0.30%            3.00%

* Calculation of the AIM V.I. Growth, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, MFS VIT Emerging Growth, MFS VIT Growth with Income, PIMCO Long-Term U.S. Government Bond, Touchstone Small Cap Value, Touchstone High Yield Bond, and Touchstone Enhanced 30 Unit Values began May 17, 1999, when those sub-accounts commenced operations.

Note: Unless otherwise noted, all sub-accounts are for the year ended
      December 31, 1999.

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                    Western-Southern Life Assurance Company

   Years ended December 31, 2000 and 1999 with Report of Independent Auditors

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2000 and 1999



                                    Contents

Report of Independent Auditors.............................................1

Financial Statements

Balance Sheets - Statutory-Basis...........................................2
Statements of Income - Statutory-Basis.....................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.............4
Statements of Cash Flows - Statutory-Basis ................................5
Notes to Statutory-Basis Financial Statements..............................6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company


We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2000 and 1999, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


Cincinnati, Ohio                                       /s/ Ernst & Young, LLP
March 30, 2001

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis


                                                                                 December 31
                                                                         2000                   1999
                                                                 -----------------------------------------


Admitted Assets                                                               (in thousands)

Debt securities                                                   $      3,767,330       $      3,515,462
Preferred and common stocks                                                115,581                107,636
Mortgage loans                                                             260,578                204,451
Policy loans                                                                50,216                 50,261
Cash, cash equivalents and short-term investments                          104,780                 64,497
Other invested assets                                                       50,780                 28,386
                                                                 ------------------     ------------------
Total cash and invested assets                                           4,349,265              3,970,693

Investment income due and accrued                                           59,198                 48,099
Reinsurance due, held by parent                                             34,193                 32,135
Other assets                                                                   982                  1,957
Separate account assets                                                    263,918                273,195
                                                                 ------------------     ------------------
Total admitted assets                                             $      4,707,556       $      4,326,079
                                                                 ==================     ==================

Liabilities and Capital and Surplus

Policy reserves                                                   $      4,010,230       $      3,674,385
Policy claims in process of settlement                                       8,116                  7,566
Amounts due to parent:
   Federal income taxes payable                                              5,827                 29,745
   Reinsurance premiums                                                     26,441                 27,545
   General expenses                                                         14,383                  3,148
Liability for temporary investments held for affiliates                     70,883                  4,625
Other liabilities                                                           30,495                 35,339
Interest maintenance reserve                                                 7,810                 19,577
Asset valuation reserves                                                    35,155                 47,524
Separate account liabilities                                               263,918                273,195
                                                                    ---------------        ---------------
     Total liabilities                                            $      4,473,258       $      4,122,649
                                                                 ------------------     ------------------

Capital and Surplus

Common stock, $1 par value, authorized 10,000,000 shares,
   issued and outstanding 2,500,000 shares                                   2,500                  2,500
Paid-in surplus                                                            239,000                239,000
Unassigned deficit                                                          (7,202)               (38,070)
                                                                 ------------------     ------------------
Total capital and surplus                                                  234,298                203,430
                                                                 ------------------     ------------------
Total liabilities and capital and surplus                         $      4,707,556       $      4,326,079
                                                                 ==================     ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                     Statements of Income - Statutory-Basis



                                                                     Year ended December 31
                                                                      2000                1999
                                                              -------------------------------------


                                                                         (in thousands)
Revenue:
   Premiums                                                   $         843,038    $       791,153
   Net investment income                                                318,433            274,079
   Other                                                                    218                192
                                                              ------------------  -----------------
                                                                      1,161,689          1,065,424

Policy benefits and expenses:
   Death benefits                                                        60,030             57,467
   Annuity benefits                                                      90,403             71,110
   Surrender benefits                                                   476,747            312,308
   Other benefits                                                         8,418              7,994
Increase in policy reserves                                             368,189            452,498
Net transfers (from) to separate accounts                                (7,187)            13,309
Commissions on premiums                                                  53,289             55,095
General expenses                                                         73,345             61,765
                                                              ------------------  -----------------
                                                                      1,123,234          1,031,546
                                                              ------------------  -----------------

Gain from operations before federal income tax expense
     and net realized capital losses                                     38,455             33,878

Federal income tax expense                                                8,430             17,761
                                                              ------------------  -----------------
Net gain from operations before net realized capital
     losses                                                              30,025             16,117

Net  realized capital losses, less federal income tax
     benefit of $914 in 2000 and $355 in 1999 and
     transfers to the interest maintenance reserve of
     $7,822 in 2000 and $1,172 in 1999                                  (14,169)            (5,774)
                                                              ------------------  -----------------
Net income                                                    $          15,856    $        10,343
                                                              ==================  =================


See accompanying notes.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis


                                                                            Year ended December 31
                                                                             2000                1999
                                                                     --------------------------------------


                                                                                (in thousands)

Capital and surplus, beginning of year                               $         203,430    $        207,888
   Net income                                                                   15,856              10,343
   Change in net unrealized gains (losses):
       Unaffiliated common stock                                                (9,415)              4,963
       Subsidiaries                                                            (16,983)             (8,726)
       Other invested assets                                                    (2,748)              3,334
    Decrease in reserve on account of change in valuation basis                 31,741                  -
    Decrease (increase) in asset valuation reserve                              12,369              (5,964)
   Other                                                                            48              (8,408)
                                                                     ------------------  ------------------
Capital and surplus, end of year                                     $         234,298    $        203,430
                                                                     ==================  ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                 Year ended December 31
                                                                            2000                   1999
                                                                     ----------------------------------------


                                                                                 (in thousands)
Operating activities:
Premium and annuity considerations                                   $           839,535    $        788,385
Net investment income received                                                   296,697             261,345
Surrender and annuity benefits paid                                             (477,267)           (311,604)
Death and other benefits to policyholders                                       (158,703)           (136,442)
Commissions, other expenses and taxes paid                                      (126,321)           (113,666)
Net transfers from (to) separate accounts                                          7,187             (13,309)
Federal income taxes paid to parent                                              (29,051)                    -
Other, net                                                                        73,729             (18,043)
                                                                     --------------------  ------------------
Net cash provided by operating activities                                        425,806             456,666

Investment activities:
Proceeds from investments sold, matured or repaid:
     Bonds                                                                       951,990           1,148,425
     Stocks                                                                       25,622               8,245
     Mortgage loans                                                                7,917              23,627
     Other invested assets                                                         1,056               5,761
                                                                     --------------------  ------------------
Total investment proceeds                                                        986,585           1,186,058
Taxes paid on capital gains                                                           -               (9,419)
                                                                     --------------------  ------------------
Net proceeds from investments sold, matured or repaid                            986,585           1,176,639

Cost of investments acquired:
     Bonds                                                                    (1,222,496)         (1,537,444)
     Stocks                                                                      (59,233)            (27,470)
     Mortgage loans                                                              (64,078)            (73,540)
     Other invested assets                                                       (26,346)             (8,910)
                                                                     --------------------  ------------------
Total cost of investments acquired                                            (1,372,153)         (1,647,364)

Net change in policy and other loans                                                  45                 506
                                                                     --------------------  ------------------
Net cash used by investment activities                                          (385,523)           (470,219)
                                                                     --------------------  ------------------

Net change in cash, cash equivalents and short-term investments                   40,283             (13,553)
Cash, cash equivalents and short-term investments:
     Beginning of year                                                            64,497              78,050
                                                                     --------------------  ------------------
     End of year                                                      $          104,780    $         64,497
                                                                     ====================  ==================


See accompanying notes.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2000 and 1999


1. Organization and Nature of Business

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern's agents and various financial institutions. The Company is licensed in forty-four states and the District of Columbia, actively selling in twenty-one states, and 94% of its field force is located in sixteen midwest and south-central states.

2. Significant Accounting Policies

Basis of Presentation

The Company is subject to regulation by the Department of Insurance of the State of Ohio (the Department) and other states in which the Company operates. The Company files financial statements with these departments using statutory accounting practices (SAP) prescribed or permitted by the Department and used in the preparation of the accompanying statutory-basis financial statements. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices differ from state-to-state, may differ from company-to-company within a state and may change in the future. These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "nonadmitted assets" (principally furniture and equipment) for statutory reporting purposes.

o Debt securities classified as available for sale are carried at amortized cost rather than fair value.

o Deferred federal income taxes are not provided for statutory reporting purposes.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. These deferrals are amortized over the remaining period to maturity. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "Interest Maintenance Reserve."

o For statutory reporting purposes, the "Asset Valuation Reserve" is determined by a NAIC prescribed formula and is reported as a liability.

o For statutory reporting purposes, revenues for universal life policies and annuity contracts consist of the entire premium received, and benefits represent the death benefits paid and the change in policy reserves. For GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

o The costs of acquiring new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The Department has adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of the changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual will be reported as an adjustment to surplus as of January 1, 2001. Management believes the impact of these changes will not result in a significant reduction in statutory-basis capital and surplus.

Significant accounting policies are as follows:

Revenues and Expenses

Premium revenues on fixed premium policies are recognized when due over the premium paying period of the policies. Premium revenues on flexible premium policies are recognized when received. Commissions and other costs of acquiring the policies are charged to expense when incurred.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Valuation of Investments

o Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost, preferred stocks in good standing at cost and all other stocks at market.

o Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

o The Company's non-insurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

o Mortgage loans not in default are carried at outstanding indebtedness less unamortized premium or discount. Mortgage loans in default are recorded at the lower of the related indebtedness or fair market value.

o Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

o Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

o Real estate joint ventures and partnerships are accounted for under the equity method. The equity in earnings for real estate joint ventures and general partnerships are recorded through net investment income. The equity in earnings for limited partnership interests is recorded to surplus.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net loss deferred as a result of recording the interest maintenance reserve was $7,822,000 and $1,172,000, which is net of federal income tax benefit of $4,212,000 and $631,000 in 2000 and 1999, respectively.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Realized gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

Policy Reserves

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:


                                                                  Percentage of
                                                                    Reserves
                                                        ----------------------------------
                                                             2000              1999
                                                        ---------------- -----------------


Life insurance:
     1958 and 1980 Commissioners standard Ordinary,
     31/2% -51/2%                                                 22.9%         25.3%
Annuities:
     Various, 21/2 -8 1/4%                                        76.8          74.0
Supplemental benefits:
     Various, 21/2% -81/4%                                         0.3           0.7
                                                        ---------------- -----------------
                                                                   100%          100%
                                                        ---------------- -----------------


Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2000, reserves of $878,000 are recorded on inforce amounts of $24,634,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claims

Policy claims reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2000 and 1999. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Separate Account

The Company maintains two separate accounts that hold investments related to the Company's variable annuity products. The assets of the separate accounts consist primarily of mutual funds, which are recorded at market value.

The activity within the separate accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

Cash and Cash Equivalents

The Company considers short-term investments with an original maturity of three months or less to be cash equivalents.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


2. Significant Accounting Policies (continued)

Federal Income Taxes

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by insurance regulatory authorities requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassification

Previously reported amounts for 1999 have in some instances been reclassified to conform to the 2000 presentation.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities

Fair values for debt securities are based on quoted market prices. The amortized cost and estimated fair values of investments in debt securities at December 31, 2000 and 1999 are as follows:


                                                                           2000
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)


U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                  $       33,183    $      1,870    $          -      $   35,053
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         70,357           2,348           1,243          71,462
Corporate securities                               2,368,391          52,712          73,426       2,347,677
Mortgage-backed securities                         1,295,399          24,321           4,804       1,314,916
                                              --------------- --------------- --------------- ---------------
     Total                                        $3,767,330        $ 81,251         $79,473      $3,769,108
                                              =============== =============== =============== ===============


                                                                           1999
                                              ---------------------------------------------------------------
                                              Amortized Cost    Unrealized      Unrealized      Estimated
                                                                  Gains           Losses        Fair Value
                                              --------------- --------------- --------------- ---------------
                                                                     (in thousands)


U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                  $       37,379    $        115    $      1,500      $   35,994
Debt securities issued by states
   of the U.S. and political
   subdivisions of the states                         40,736             984             409          41,311
Corporate securities                               2,190,337          16,339          86,174       2,120,502
Mortgage-backed securities                         1,247,010           6,053          33,427       1,219,636
                                              --------------- --------------- --------------- ---------------
     Total                                        $3,515,462        $ 23,491        $121,510      $3,417,443
                                              =============== =============== =============== ===============


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities (continued)

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                             Amortized Cost    Estimated Fair
                                                                   Value
                                             ---------------- -----------------
                                                      (in thousands)



Due in one year or less                       $    77,857     $     76,756
Due after one year through five years           1,076,681        1,081,898
Due after five years through ten years            942,420          927,137
Due after 10 years                                374,974          368,401
Mortgage-backed securities                      1,295,398        1,314,916
                                             ---------------- -----------------

       Total                                 $  3,767,330     $  3,769,108
                                             ================ =================


Proceeds from sales of investments in debt securities during 2000 and 1999 were $951,990,000 and $1,148,425,000, respectively. Gross gains of $5,302,000 and
$13,397,000 and gross losses of $17,057,000 and $14,950,000 were realized on those sales in 2000 and 1999, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


3. Debt and Equity Securities (continued)



                                                                           2000
                                              ----------------------------------------------------------------
                                                   Cost         Unrealized      Unrealized          Fair
                                                                   Gains          Losses           Value
                                              --------------- --------------- ---------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $      44,534   $         181   $       1,381    $      43,334
                                              =============== =============== ================ ===============

Common stocks                                 $      63,876   $       4,244   $       7,073    $      61,047
Subsidiaries                                         65,377              -           55,377           10,000
                                              --------------- --------------- ---------------- ---------------

     Total common stock                       $     129,253   $       4,244   $      62,450    $      71,047
                                              =============== =============== ================ ===============




                                                                           1999
                                              ----------------------------------------------------------------
                                                                Unrealized      Unrealized
                                                   Cost           Gains           Losses         Fair Value
                                              --------------- --------------- ---------------- ---------------
                                                                    (in thousands)


Preferred stocks                              $      46,218   $               $         4,321   $     41,897
                                              =============== =============== ================ ===============

Common stocks                                 $      54,831   $      12,502   $         5,915   $     61,418
Subsidiaries                                         38,395              -             38,395             -
                                              --------------- --------------- ---------------- ---------------

     Total common stock                       $      93,226   $      12,502   $        44,310   $     61,418
                                              =============== =============== ================ ===============


Proceeds from sales of investments in equity securities during 2000 and 1999 were $25,622,000 and $8,245,000, respectively. Gross gains of $2,240,000 and $0 and gross losses of $1,507,000 and $1,000 were realized on those sales in 2000 and 1999, respectively.

4. Fair Value of Financial Instruments

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are based on quoted market prices. See footnote 3 for fair value disclosures.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


4. Fair Value of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $260,578,000 and $264,972,000, and $204,451,000 and $202,643,000 at
December 31, 2000 and 1999, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $3,968,191,000 and $3,836,169,000, and $3,641,352,000 and $3,510,909,000 at December 31, 2000 and
1999, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $50,216,000 and $50,261,000 at December 31, 2000 and 1999, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


5. Concentrations of Credit Risk

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2000, the Company held unrated or less-than-investment grade corporate bonds of $281,988,000, with an aggregate fair value of $243,267,000. Those holdings amounted to 7.5% of the Company's investments in bonds and 6.0% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2000, 52.44% of such mortgages, or $136,655,000, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $22,300,000.

During 2000, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 8.6% and 8.0%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2000, the Company held no mortgages with interest overdue beyond one year. At December 31, 2000, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2000, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2000 the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


6.  Related Party Transactions

The Company has three modified coinsurance agreements under which it cedes all of its universal life insurance business to its parent. Under the terms of the agreement, the Company retains the reserves and related assets. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business. The net effect of the agreements on operations of the Company has been recorded as an increase in general expenses of $10,501,000 and $8,536,000 in 2000 and 1999, respectively.

The Company also has a coinsurance agreement under which it assumes all of its parent's flexible premium annuity business. Under the terms of this agreement, the Company assumed reserves of $20,664,000 and $22,819,000 as of December 31, 2000 and 1999, respectively. Amounts included in the statements of income resulting from this agreement are as follows:

                                     2000                 1999
                              -----------------------------------------
                                           (in thousands)

Premiums                      $             115    $          189
Net investment income                    (1,998)           (2,248)
Benefits and expenses                     3,829             4,285
Decrease in policy reserves              (2,155)           (2,436)

Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance agreement.

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $43,548,000 and $34,942,000 in 2000 and 1999, respectively. Rent expense was $4,439,000 and $4,585,000 in 2000 and 1999, respectively.

During 2000 and 1999, the Company made capital contributions of $16,983,000 and $8,726,000 respectively, to its wholly owned subsidiary IFS Financial Services
(IFS). Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $5,325,000 and $5,076,000 in 2000 and 1999, respectively.

At December 31, 2000 and 1999, the Company had $54,693,000 and $55,338,000,
respectively, invested in the Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


7. Federal Income Taxes

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of income:


                                                                  2000              1999
                                                             ----------------------------------
                                                                      (in thousands)


Income tax computed at statutory rate                        $      13,459      $     11,857
Increase (decrease) in taxes resulting from:
   Adjustments to statutory reserves for tax purposes                2,572             6,000
   Deferred acquisition costs recorded for tax purposes              1,760             3,214
   Reclassification of capital gains to ordinary income                  -             1,174
   Bond discount accretion                                          (3,596)           (2,930)
   Difference between book and tax income from
       investments in partnerships                                   3,409               602
   Amortization of IMR                                              (1,381)           (2,073)
   Dividend received deduction                                        (368)               -
   Changes in prior period estimates                                (5,804)             (142)
   Other                                                            (1,621)               59
                                                             ---------------- -----------------
     Federal income taxes                                    $       8,430     $      17,761
                                                             ================ =================


The Company made tax payments in the amount of $29,051,000 and $9,419,000 in 2000 and 1999, respectively.

8. Reconciliation to Annual Statement

Certain items on the balance sheets have been reclassified which results in a difference between the total admitted assets on the accompanying balance sheets and total admitted assets reported in the 2000 and 1999 annual statements. The reclasses had no effect on income or capital and surplus. Reconciliation to the annual statement total assets as of December 31, 2000 and 1999 is summarized as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


8. Reconciliation to Annual Statement (continued)


                                                            2000               1999
                                                      ------------------------------------
                                                                (in thousands)


Total assets per accompanying balance sheets          $    4,707,556     $    4,326,079
Life insurance premium and annuity considerations
  deferred and uncollected                                   (26,441)           (27,545)
Unpaid losses on reinsurance ceded                            (7,019)            (6,707)
                                                      ------------------ -----------------
      Total assets per annual statement               $    4,674,096     $    4,291,827
                                                      ================== =================


9. Commitments and Contingencies

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2000 the Company does not have any material leases for office space or equipment.

10. Regulatory Matters

A reconciliation of SAP Surplus to GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:


                                                               2000                    1999
                                                       ----------------------- ---------------------
                                                                         (in thousands)


SAP surplus                                                 $ 234,298                $ 203,430
Deferred policy acquisition costs                             285,247                  337,952
Policy reserves                                                35,081                   54,672
Asset valuation and interest maintenance reserves              42,964                   67,100
Income taxes                                                  (31,460)                 (16,127)
Net unrealized gain (loss) on available-for-sale
   securities                                                  (9,435)                (102,218)
Other, net                                                   (197,408)                (214,100)
                                                       ----------------------- ---------------------
GAAP surplus                                                $ 359,287                $ 330,709
                                                       ======================= =====================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


10. Regulatory Matters (continued)


                                                  2000                   1999
                                          ----------------------- -------------------
                                                           (in thousands)


SAP net income                                  $ 15,856               $ 10,343
Deferred policy acquisition costs                (10,893)               (10,255)
Policy reserves                                  (19,589)                (4,915)
Income taxes                                       4,573                  8,449
Interest maintenance reserve                     (11,767)                (7,093)
Other, net                                        22,043                 17,276
                                          ----------------------- -------------------
GAAP net income                                 $    223               $ 13,805
                                          ======================= ===================


The Company is required by statutory regulations to meet minimum risked-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2000 and 1999, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under Ohio law, the Company is subject to certain statutory restrictions on dividends it may pay to its parent. Dividends paid from other than "earned surplus" also require prior regulatory approval. During 2000 and 1999, the Company did not pay dividends to Western and Southern.

11. Annuity Reserves

At December 31, 2000, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


11. Annuity Reserves (continued)



                                                                     Amount      Percent
                                                                 -------------  ----------
                                                                       (in thousands)


  Subject to discretionary withdrawal:
   At book value less current surrender charge of 5%
     or more                                                        $1,688,216      50.4%
   At market value                                                     263,910       7.9%
   Subject to discretionary withdrawal (without
       adjustment) at book value with minimal or no
       charge or adjustment                                          1,328,801      39.7%
   Not subject to discretionary withdrawal                              68,082       2.0%
   Total net annuity reserves and deposit fund liabilities          $3,349,009     100.0%
                                                                 =============  =========


The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

12. Separate Accounts

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2000 is as follows:


                                                                         Nonguaranteed
                                                                       Separate Accounts
                                                                     ----------------------
                                                                        (in thousands)


Premiums, deposits and other considerations for the year ended
 December 31, 2000                                                         $ 39,498
                                                                     ======================

Reserves for separate accounts as of December 31, 2000
     (all subject to discretionary withdrawal)                             $263,918
                                                                     ======================


                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements


12. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                                            2000
                                                                                    ----------------------
                                                                                       (in thousands)


Transfers as reported in the statements of income of the separate accounts statement:
     Transfers to separate accounts                                                       $ 39,498
     Transfers from separate accounts                                                       46,710
                                                                                    ----------------------
Net transfers from separate accounts                                                        (7,212)

Reconciling Adjustments:
      Miscellaneous income                                                                      25
                                                                                    ----------------------
Net transfers as reported in the statements of income                                     $ (7,187)
                                                                                    ======================


Distributor

Touchstone Securities, Inc.                      Sub-Accounts
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202                        o AIM V.I. Growth
(800) 669-2796 (press 3)                       o AIM V.I. Government Securities

                                               o Alger American Small
                                                 Capitalization

                                               o Alger American Growth
                                               o Deutsche Equity 500 Index
                                               o MFS VIT Emerging Growth
                                               o MFS VIT Investors Trust
                                               o PIMCO Long-Term U.S. Government
                                                 Bond
                                               o Touchstone International Growth
Touchstone Variable Annuity Service Center     o Touchstone Emerging Growth
                                               o Touchstone Small Cap Value
Touchstone Variable Annuity Service Center     o Touchstone Growth/Value
P.O. Box 2850                                  o Touchstone Equity
Cincinnati, Ohio 45201-2850                    o Touchstone Enhanced 30
(800) 669-2796 (press 2)                       o Touchstone Value Plus
                                               o Touchstone Growth & Income
                                               o Touchstone Balanced
                                               o Touchstone High Yield
                                               o Touchstone Bond
                                               o Touchstone Standby Income
                                               o Touchstone Money Market




                                                       STATEMENT OF
                                                       ADDITIONAL INFORMATION

                                                       May 1, 2001

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a) All required financial statements are included in Part B.



(b) Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 2. (7)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 2) and Touchstone Securities, Inc. (3)

     (b) Commission Schedule. (3)

     (c) Specimen General Agency Agreement between Touchstone Securities, Inc. and its dealers. (6)


(4)  (a) Specimen Touchstone Advisor Variable Annuity Contract 9408-5570-WSA.(7)

     (b) Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(6)

     (c) Specimen Endorsement for IRA 9801-5606 WSA END. (6)

     (d) Specimen Endorsement for SEP-IRA 9801-5614 WSA END. (6)

     (e) Specimen Tax Sheltered Annuity Endorsement 9801-5620 WSA END. (7)

     (f) Specimen Endorsement for Roth IRA 9801-5607 WSA END. (6)

     (g) Specimen 401 Plan Endorsement 9801-5611 WSA END. (6)

     (h) Specimen Endorsement 9912-5571 WSA END. (10)


(5) Specimen Application Form for Touchstone Advisor Variable Annuity Contract DO-11-IFS-VARII-9805. (7)

(6)  (a) Amended Articles of Incorporation of the Company. (1)

     (b) Amended Code of Regulations of the Company. (1)

(7)  Not Applicable.

(8) (a) Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

     (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

     (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (8)

     (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST. (9)

     (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST. (9)

         (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST. (9)

         (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company. (9)

         (iv) Service Agreement between Fred Alger Management Inc. and WSLAC.
         (9)

         (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc. (9)

         (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company. (9)

         (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)

          (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC. (9)

          (ix) Administrative Services Agreement between WSLAC and AIM Advisors, Inc. (9)

          (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST. (filed herewith)

          (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST. (filed herewith)

          (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company (filed herewith)

          (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC
          (filed herewith)

          (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (filed herewith)

          (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company. (filed herewith)

          (xvi) Amendment No. 1 to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company and WSLAC (filed herewith)

          (xvii) Amendment No. 1 to Administrative Services Agreement between WSLAC and Bankers Trust Company (filed herewith)

(9) Opinion and Consent of Donald J. Wuebbling, Esq. (7)

(10) (a) Consent of Ernst & Young LLP. (filed herewith)

(11) Not Applicable.

(12) Not Applicable.


(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)


(99) Powers of Attorney -- Directors of the Company. (filed herewith)


------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File No. 33-79906)

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416)

(3) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement filed with the SEC on April 30, 1998 (File Nos. 033-79906 and 811-8550)

(4) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement filed with the SEC on May 1, 1998 (File Nos. 033-76582 and 811-08420)


(5) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416)

(6) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-76582 and 811-8420)

(7) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on November 5, 1998 (File Nos. 033-79906 and 811-8550)

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Touchstone Variable Series Trust filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

(9) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement of Western-Southern Life Assurance Company Separate Account 1 filed with the SEC on April 28, 2000 (File Nos. 033-76582 and 811-08420).

(10) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement filed with the SEC on April 28, 2000 (File Nos. 033-79906 and 811-08550).


ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 25 is 400
Broadway, Cincinnati, Ohio 45202.


William J. Williams                             Chairman of the Board and Director
John F. Barrett                                 Director, Chief Executive Officer and President
James N. Clark                                  Director and Secretary

Eugene P. Ruehlmann                             Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                              Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                                Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259


George H. Walker, III                          Director
Stifel, Nicolaus & Co.
500 N. Broadway
St. Louis, Missouri 63102


Herbert R. Brown                               Vice President

Keith T. Clark                                 Vice President and Medical
                                               Director

Bryan C. Dunn                                  Senior Vice President and Chief
                                               Marketing Officer

David G. Ennis                                 Vice President and Auditor

Noreen J. Hayes                                Senior Vice President

Edward S. Heenan                               Vice President and Comptroller


D. Todd Henderson                              Vice President




Carroll R. Hutchinson                          Senior Vice President

William F. Ledwin                              Senior Vice President and Chief
                                               Investment Officer

Harold V. Lyons                                Vice President

Nora E. Moushey                                Senior Vice President and Chief
                                               Actuary

Jill T. McGruder                               Senior Vice President

J. J. Miller                                   Senior Vice President

Mario J. San Marco                             Vice President

Thomas M. Stapleton                            Vice President

Richard K. Taulbee                             Vice President


Robert L. Walker                               Senior Vice President and Chief Financial Officer

Donald J. Wuebbling                            Senior Vice President and General Counsel

James J. Vance                                 Vice President and Treasurer

Clint D. Gibler                                Senior Vice President, Technology

Robert S. Kahn                                 Vice President, Sales

Constance M. Maccarone                         Vice President

James M. Teeters                               Senior Vice President

David E. Theurich                              Vice President

Daniel L. Thomas                               Vice President, Sales


ITEM 26. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by IFS; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by IFS; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio corporation; 100% owned by WSLIC; ownership and operation of real estate.

Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.


Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.


Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

CLIC Company I; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

CLIC Company II; Delaware corporation; 100% owned by Columbus Life Insurance Company; holding company.

Eagle Realty Group, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

Seasons Management Company; Ohio corporation; 100% owned by Eagle Realty Group, Inc.; management of real estate.

Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.


Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.


W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 27. -- NUMBER OF CONTRACT OWNERS
As of March 1, 2001, there were 24 owners of Qualified Contracts and 28 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Advisor Variable Annuity).


ITEM 28. -- INDEMNIFICATION
The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS
(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2 and as distributor for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.


(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.



Name                                                     Position/Office with Touchstone Securities
James N. Clark                                           Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                         Director, Chief Executive
221 East Fourth Street, Suite 300                        Officer and President


Cincinnati, Ohio 45202

Edward S. Heenan                                         Director and Controller
400 Broadway
Cincinnati, Ohio 45202

William F. Ledwin                                        Director
400 Broadway
Cincinnati, Ohio 45202

Donald J. Wuebbling                                      Director
400 Broadway
Cincinnati, Ohio 45202

Richard K. Taulbee                                       Vice President
400 Broadway
Cincinnati, Ohio 45202


James J. Vance                                           Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                                     Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

John R. Lindholm                                         Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202

Don W. Cummings                                          Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202


Robert F. Morand                                         Secretary
400 Broadway
Cincinnati, Ohio 45202


Patricia J. Wilson                                       Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Teresa A. Siegel                                         Assistant Vice President
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Elaine M. Reuss                                          Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Joseph Vap                                               Assistant Treasurer
515 West Market Street, 8th Floor
Louisville, KY  40202

Mark Murphy                                              Assistant Vice President
515 West Market Street, 8th Floor
Louisville, KY  40202


(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc., during the 12 month period ended December 31, 2000.



Net Underwriting Discounts and         Compensation on     Brokerage Commissions       Compensation
Commissions                               Redemptions



$414,763                                   $ -0-                $ -0-                     $ -0-


ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 32. -- UNDERTAKINGS Registrant undertakes to:
(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus.

Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 11 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Advisor Variable Annuity Contract) and Amendment No. 12 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 26th day of April, 2001.


                                  WESTERN-SOUTHERN LIFE ASSURANCE
                                  COMPANY SEPARATE ACCOUNT 2

                                  By  WESTERN-SOUTHERN LIFE
                                      ASSURANCE COMPANY

                                  By  /s/ Edward S. Heenan

                                      Edward S. Heenan,
                                      Vice President and Controller

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:


/s/ John F. Barrett                          April 26, 2001

John F. Barrett,
President and
Chief Executive Officer


PRINCIPAL FINANCIAL OFFICER:


/s/ Robert L. Walker                         April 26, 2001


Robert L. Walker,
Senior Vice President and
Chief Financial Officer

DIRECTORS:


JOHN F. BARRETT                   By   /s/ Edward S. Heenan
DONALD A. BLISS                        Edward S. Heenan,
JAMES N. CLARK                         as attorney-in fact for each Director

EUGENE P. RUEHLMANN

GEORGE H. WALKER, III                  April 26, 2001
THOMAS L. WILLIAMS

WILLIAM J. WILLIAMS



EXHIBIT INDEX

EXHIBIT          DESCRIPTION                                                          PAGE


8(e)(x)    Second Amendment to Participation Agreement between WSLAC and TVST

8(e)(xi)   Third Amendment to Participation Agreement between WSLAC and TVST

8(e)(xii)  Amendment No. 1 to Participation Agreement between The Alger American
           Fund, WSLAC and Fred Alger & Company

8(e)(xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO
           Variable Insurance Trust and PIMCO Funds Distributors LLC

8(e)(xiv)  Participation Agreement among Deutsche Asset Management VIT Funds,
           Bankers Trust Company, and WSLAC

8(e)(xv)   Administrative Services Agreement between WSLAC and Bankers Trust
           Company

8(e)(xvi)  Amendment No. 1 to Participation Agreement among Deutsche Asset
           Management VIT Funds, Bankers Trust Company and WSLAC

8(e)(xvii) Amendment No. 1 to Administrative Services Agreement between WSLAC and Bankers Trust Company

10(a)      Consent of Ernst & Young LLP


99         Powers of Attorney - Directors of the Company
